OMB APPROVAL
OMB Number: 3235-0578 Expires: May 31, 2007 Estimated average burden hours per response: 21.09

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-08716

Evergreen Variable Annuity Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:

Registrant is making a quarterly filing for nine of its series, Evergreen VA Core Bond Fund, Evergreen VA Diversified Capital Builder Fund, Evergreen VA Diversified Income Builder Fund, Evergreen VA Fundamental Large Cap Fund, Evergreen VA Growth Fund, Evergreen VA High Income Fund, Evergreen VA International Equity Fund, Evergreen VA Omega Fund and Evergreen VA Special Values Fund, for the quarter ended March 31, 2009. These series have December 31 fiscal year end.

Date of reporting period: March 31, 2009

Item 1 – Schedule of Investments

EVERGREEN VA CORE BOND FUND SCHEDULE OF INVESTMENTS

March 31, 2009 (unaudited)
	Principal Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 10.8%
FIXED-RATE 9.7%
FNMA:
4.43%, 08/01/2009	$295,178	$294,783
4.59%, 06/01/2011	342,415	352,617
6.01%, 02/01/2012	311,465	331,807
6.20%, 01/01/2011-05/01/2011	681,494	715,362
6.32%, 01/01/2011 ¶	908,116	945,764

		2,640,333

FLOATING-RATE 1.1%
FNMA, 5.91%, 02/01/2012	290,238	308,958

Total Agency Commercial Mortgage-Backed Securities (cost $2,978,154)		2,949,291

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 26.4%
FIXED-RATE 24.2%
FHLMC 30 year:
5.00%, TBA #	1,235,000	1,273,786
5.50%, TBA #	980,000	1,016,903
6.00%, TBA #	660,000	690,010
FNMA:
4.50%, 04/01/2019	185,051	191,717
5.00%, 10/01/2020	168,323	175,201
FNMA 15 year:
4.00%, TBA #	540,000	549,112
4.50%, TBA #	905,000	931,868
5.00%, TBA #	1,195,000	1,239,252
5.50%, TBA #	525,000	547,394

		6,615,243

FLOATING-RATE 2.2%
FNMA:
5.45%, 01/01/2036	323,431	331,884
5.50%, 03/01/2036	243,280	252,653

		584,537

Total Agency Mortgage-Backed Pass Through Securities (cost $7,090,895)		7,199,780

AGENCY REPERFORMING MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 2.1%
FIXED-RATE 2.1%
FNMA, Ser. 2003-W12, Class 1A8, 4.55%, 06/25/2043 (cost $522,781)	553,208	560,250

ASSET-BACKED SECURITIES 2.2%
American Home Mtge. Investment Trust, Ser. 2005-2, Class 5A4C, 5.41%, 09/25/2035	260,000	65,406
Deutsche Alt-A Securities, Inc., Mtge. Loan Trust, Ser. 2005-03, Class 4A5, 5.25%, 06/25/2035	290,000	175,882
Lehman XS Trust:
Ser. 2005-06, Class 3A2B, 5.42%, 11/25/2035	415,000	150,480
Ser. 2005-06, Class 3A3A, 5.76%, 11/25/2035	145,000	40,873
Morgan Stanley Mtge. Loan Trust, Ser. 2006-12XS, Class A3, 5.80%, 10/25/2036	260,000	83,776
Nomura Asset Acceptance Corp., Ser. 2006-AP1, Class A2, 5.52%, 02/25/2036	235,000	96,668

Total Asset-Backed Securities (cost $1,587,651)		613,085

COMMERCIAL MORTGAGE-BACKED SECURITIES 15.3%
FIXED-RATE 9.2%
Banc of America Comml. Mtge. Securities, Inc., Ser. 2006-04, Class AM, 5.68%, 07/10/2046	490,000	220,857
Commercial Mtge. Pass-Through Cert.:
Ser. 2004-LB4, Class A2, 4.05%, 10/15/2037	445,236	441,616
Ser. 2007-C9, Class B, 5.82%, 12/10/2049	235,000	33,980
Credit Suisse First Boston Mtge. Securities Corp., Ser. 2006-C4, Class A3, 5.47%, 09/15/2039	390,000	259,034
GE Capital Comml. Mtge. Corp., Ser. 2007-C1:
Class A4, 5.54%, 12/10/2049	510,000	329,128
Class C, 5.70%, 12/10/2049	350,000	45,065

1

EVERGREEN VA CORE BOND FUND SCHEDULE OF INVESTMENTS continued

March 31, 2009 (unaudited)
	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES continued
FIXED-RATE continued
Goldman Sachs Mtge. Securities Corp., Ser. 2007-GG10, Class A2, 5.78%, 08/10/2045	$320,000	$270,687
JPMorgan Chase & Co. Comml. Mtge. Securities Corp.:
Ser. 2006-LDP9, Class A3, 5.34%, 05/15/2047	575,000	384,956
Ser. 2007-CB18, Class A4, 5.44%, 06/12/2047	350,000	227,032
LB-UBS Comml. Mtge. Trust, Ser. 2004-C1, Class A4, 4.57%, 01/15/2031	360,000	288,618

		2,500,973

FLOATING-RATE 6.1%
Citigroup Comml. Mtge. Trust, Ser. 2006-C4, Class AJ, 5.92%, 03/15/2049	80,000	20,593
Credit Suisse Mtge. Capital Cert., Ser. 2006-C1, Class AM, 5.73%, 02/15/2039	490,000	243,240
Goldman Sachs Mtge. Securities Corp., Ser. 2007-GG10, Class A4, 5.99%, 08/10/2045	885,000	606,810
Greenwich Capital Comml. Funding Corp., Ser. 2007-GG11, Class B, 6.30%, 12/10/2049	195,000	31,711
JPMorgan Chase & Co. Comml. Mtge. Securities Corp., Ser. 2007-CB19, Class A4, 5.94%, 02/12/2049	705,000	500,212
Morgan Stanley Capital I, Inc., Ser. 2007-IQ15, Class A4, 6.08%, 06/11/2049	380,000	274,720

		1,677,286

Total Commercial Mortgage-Backed Securities (cost $6,541,230)		4,178,259

CORPORATE BONDS 22.8%
CONSUMER DISCRETIONARY 4.0%
Hotels, Restaurants & Leisure 0.3%
McDonald’s Corp., 6.30%, 10/15/2037	90,000	92,478

Media 1.3%
News America, Inc., 6.65%, 11/15/2037	225,000	169,050
Time Warner, Inc., 7.625%, 04/15/2031	200,000	179,151

		348,201

Multiline Retail 1.0%
Kohl’s Corp., 6.875%, 12/15/2037	125,000	94,340
Macy’s, Inc., 6.375%, 03/15/2037	175,000	97,667
Target Corp., 6.50%, 10/15/2037	100,000	88,880

		280,887

Specialty Retail 1.4%
Home Depot, Inc., 5.875%, 12/16/2036	250,000	177,539
Lowe’s Cos., 6.65%, 09/15/2037	200,000	197,351

		374,890

CONSUMER STAPLES 0.4%
Tobacco 0.4%
Altria Group, Inc., 9.95%, 11/10/2038	100,000	100,028

ENERGY 0.7%
Oil, Gas & Consumable Fuels 0.7%
Kinder Morgan Energy Partners, LP, 7.40%, 03/15/2031	225,000	201,264

FINANCIALS 11.7%
Capital Markets 4.7%
Goldman Sachs Group, Inc.:
5.30%, 02/14/2012	250,000	241,388
6.75%, 10/01/2037	200,000	135,596
Merrill Lynch & Co., Inc.:
6.05%, 08/15/2012	275,000	236,137
7.75%, 05/14/2038	100,000	59,477
Morgan Stanley:
5.625%, 01/09/2012	200,000	192,564
5.95%, 12/28/2017	225,000	204,728
Northern Trust Corp., 7.10%, 08/01/2009	200,000	201,808

		1,271,698

2

EVERGREEN VA CORE BOND FUND SCHEDULE OF INVESTMENTS continued

March 31, 2009 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Commercial Banks 2.2%
National City Corp., 4.50%, 03/15/2010	$300,000	$300,564
SunTrust Banks, Inc., 5.25%, 11/05/2012	300,000	291,846

		592,410

Consumer Finance 1.4%
American Water Capital Corp., 6.09%, 10/15/2017	125,000	116,866
HSBC Finance Corp.:
4.625%, 09/15/2010	150,000	135,373
5.70%, 06/01/2011	150,000	127,383

		379,622

Diversified Financial Services 1.2%
Bank of America Corp., 5.30%, 03/15/2017	50,000	36,796
Citigroup, Inc., 5.50%, 08/27/2012	150,000	133,798
JPMorgan Chase & Co., 6.40%, 05/15/2038	175,000	172,148

		342,742

Insurance 1.2%
American International Group, Inc., 4.70%, 10/01/2010	200,000	113,783
Prudential Financial, Inc., 6.10%, 06/15/2017	325,000	222,337

		336,120

Real Estate Investment Trusts (REITs) 1.0%
BRE Properties, Inc., 5.50%, 03/15/2017	175,000	115,749
ERP Operating, LP, 5.75%, 06/15/2017	200,000	158,537

		274,286

HEALTH CARE 2.1%
Biotechnology 0.8%
Amgen, Inc., 6.375%, 06/01/2037	225,000	216,453

Health Care Providers & Services 0.7%
UnitedHealth Group, Inc., 5.375%, 03/15/2016	225,000	203,101

Pharmaceuticals 0.6%
Pfizer, Inc., 4.45%, 03/15/2012	150,000	154,179

INDUSTRIALS 1.1%
Road & Rail 1.1%
Burlington Northern Santa Fe Corp., 6.75%, 07/15/2011	275,000	290,173

INFORMATION TECHNOLOGY 0.4%
Computers & Peripherals 0.4%
International Business Machines Corp., 8.00%, 10/15/2038	100,000	119,208

TELECOMMUNICATION SERVICES 1.6%
Diversified Telecommunication Services 0.4%
New Jersey Bell Telephone Co., 7.85%, 11/15/2029	125,000	116,626

Wireless Telecommunication Services 1.2%
AT&T Wireless, 8.125%, 05/01/2012	300,000	327,286

UTILITIES 0.8%
Electric Utilities 0.2%
Carolina Power & Light Co., 6.50%, 07/15/2012	50,000	52,855

Water Utilities 0.6%
American Water Works Co., Inc., 6.59%, 10/15/2037	200,000	158,501

Total Corporate Bonds (cost $7,148,111)		6,233,008

3

EVERGREEN VA CORE BOND FUND SCHEDULE OF INVESTMENTS continued

March 31, 2009 (unaudited)
	Principal Amount	Value

DEPOSITORY SHARES 1.0%
FINANCIALS 1.0%
Commercial Banks 0.3%
Wells Fargo Capital XIII, FRN, 7.70%, 12/29/2049 °	$175,000	$83,414

Diversified Financial Services 0.7%
Bank of America Corp., FRN, 8.00%, 12/29/2049	175,000	70,163
JPMorgan Chase & Co., FRN, 7.90%, 12/31/2049	175,000	112,691

		182,854

Total Depository Shares (cost $526,527)		266,268

U.S. TREASURY OBLIGATIONS 3.6%
U.S. Treasury Notes, 2.75%, 02/15/2019 (cost $966,823)	985,000	990,696

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 0.9%
FLOATING-RATE 0.9%
Washington Mutual, Inc., Ser. 2005-AR10, Class 1A2, 4.83%, 09/25/2035 (cost $518,000)	525,000	259,682

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 7.5%
FIXED-RATE 1.5%
Countrywide Home Loans, Ser. 2005-HYB6, Class 4A1B, 5.37%, 10/20/2035	305,534	169,395
GSAA Home Equity Trust, Ser. 2007-10, Class A1A, 6.00%, 11/25/2037	209,319	93,463
Washington Mutual, Inc. Mtge. Pass-Through Cert., Ser. 2006-AR12, Class 2A3, 5.75%, 10/25/2036	263,910	135,329

		398,187

FLOATING-RATE 6.0%
American Home Mtge. Assets, Ser. 2006-2, Class 1A1, 3.01%, 09/25/2046	266,824	100,266
Banc of America Mtge. Securities, Inc., Ser. 2006-F, Class 1A1, 5.19%, 07/20/2036	392,420	223,287
Citigroup Mtge. Loan Trust, Inc., Ser. 2005-8, Class 1A2A, 5.04%, 10/25/2035	411,383	242,223
Countrywide Alternative Loan Trust, Inc., Ser. 2007-A2, Class 1A1, 2.89%, 03/25/2047	473,999	150,023
Residential Funding Mtge. Securities, Ser. 2006-SA2, Class 2A1, 5.84%, 08/25/2036	353,289	177,300
Structured Adjustable Rate Mtge. Loan Trust, Ser. 2007-3, Class 3A1, 5.71%, 04/25/2037	377,925	193,612
Washington Mutual, Inc. Mtge. Pass-Through Cert.:
Ser. 2007-HY6, Class 2A1, 5.68%, 06/25/2037	471,546	246,718
Ser. 2007-HY7, Class 3A2, 5.86%, 07/25/2037	466,841	247,494
Ser. 2007-OA5, Class 1A1B, 2.80%, 06/25/2047	404,521	68,658

		1,649,581

Total Whole Loan Mortgage-Backed Pass Through Securities (cost $4,224,386)		2,047,768

YANKEE OBLIGATIONS – CORPORATE 3.1%
ENERGY 0.2%
Oil, Gas & Consumable Fuels 0.2%
Encana Corp., 6.50%, 02/01/2038	75,000	64,663

FINANCIALS 0.5%
Commercial Banks 0.5%
Credit Suisse New York, 6.00%, 02/15/2018	150,000	131,046

HEALTH CARE 0.6%
Health Care Equipment & Supplies 0.3%
Covidien, Ltd., 6.55%, 10/15/2037	100,000	98,789

Pharmaceuticals 0.3%
AstraZeneca plc, 6.45%, 09/15/2037	70,000	72,850

MATERIALS 1.2%
Metals & Mining 1.2%
Alcan, Inc., 6.125%, 12/15/2033	245,000	164,772
ArcelorMittal SA, 5.375%, 06/01/2013	200,000	155,378

		320,150

4

EVERGREEN VA CORE BOND FUND SCHEDULE OF INVESTMENTS continued

March 31, 2009 (unaudited)
	Principal Amount	Value

YANKEE OBLIGATIONS – CORPORATE continued
TELECOMMUNICATION SERVICES 0.6%
Wireless Telecommunication Services 0.6%
Vodafone Group plc, 5.625%, 02/27/2017	$150,000	$148,898

Total Yankee Obligations – Corporate (cost $983,547)		836,396

	Shares	Value

CLOSED END MUTUAL FUND SHARES 2.3%
First Trust/FIDAC Mtge. Income Fund	5,450	86,764
MFS Charter Income Trust	13,400	97,552
MFS Intermediate Income Trust	7,200	45,288
MFS Multimarket Income Trust	18,400	94,208
Putnam Master Intermediate Income Trust	9,277	39,706
Putnam Premier Income Trust	17,590	74,582
Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund	4,968	57,082
Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2	12,898	138,395

Total Closed End Mutual Fund Shares (cost $714,888)		633,577

SHORT-TERM INVESTMENTS 24.1%
MUTUAL FUND SHARES 24.1%
Evergreen Institutional Money Market Fund, Class I, 0.76% q ø ## (cost $6,588,286)	6,588,286	6,588,286

Total Investments (cost $40,391,279) 122.1%		33,356,346
Other Assets and Liabilities (22.1%)		(6,044,136)

Net Assets 100.0%		$27,312,210

¶	All or a portion of this security has been segregated as collateral for swaps.
#	When-issued or delayed delivery security
°

Investment in non-controlled affiliate. At March 31, 2009, the Fund invested in securities issued by Wells Fargo & Co. with a cost basis of $175,000 and earned $23,327 of income for the period from January 1, 2009 to March 31, 2009.

q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

Summary of Abbreviations
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
TBA	To Be Announced

At March 31, 2009, the fund had the following credit default swap contract outstanding:

Credit default swaps on an index – Sell protection

Expiration	Counterparty	Reference Index††	Rating of Reference Index*@	Notional Amount	Fixed Payments Received by the Fund	Frequency of Payments Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Gain (Loss)

12/31/2051	Goldman Sachs	Markit CMBX North America AA.4 Index	AA	$700,000	1.65%	Monthly	$(592,200)	$43,100	$(549,100)
*

A rating of D would most likely indicate a trigger event of default has occurred although circumstances including bankruptcy, failure to pay, obligation default, obligation acceleration, repudiation/moratorium, and restructuring may also cause a credit event to take place.

@	Rating represents an average rating for the underlying securities within the index.
††	The Fund entered into the swap contract for speculative purposes.

Certain of the Fund’s derivative transactions may contain provisions for early termination in the event the net assets of the Fund declines below specific levels identified by the counterparty. If these levels are triggered, the counterparty may terminate the transaction and seek payment or request full collaterization of the derivative transaction in net liability positions. On March 31, 2009, the aggregate fair value of all derivative instruments with net asset contingent features that were in a liability positions amounted to $549,100.

On March 31, 2009, the aggregate cost of securities for federal income tax purposes was $40,392,697. The gross unrealized appreciation and depreciation on securities based on tax cost was $242,060 and $7,278,411, respectively, with a net unrealized depreciation of $7,036,351.

5

EVERGREEN VA CORE BOND FUND SCHEDULE OF INVESTMENTS continued

March 31, 2009 (unaudited)

Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund’s current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform under the terms of the agreement, if the Fund receives inferior securities in comparison to what was sold to the counterparty at redelivery or if there are variances in paydown speed between the mortgage-related pools.

Credit default swaps

The Fund is subject to credit risk in the normal course of pursuing its investment objectives through its investments in credit default swap contracts. The Fund may enter into credit default swap contracts to provide or receive a measure of protection against default on a referenced entity, obligation or index. Credit default swaps involve an exchange of a stream of payments for protection against the loss in value of an underlying security or index. Under the terms of the swap, one party acts as a guarantor (referred to as the seller of protection) and receives a periodic stream of payments, provided that there is no credit event, from another party (referred to as the buyer of protection) that is a fixed percentage applied to a notional principal amount over the term of the swap. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. A credit event includes bankruptcy, failure to pay, obligation default, obligation acceleration, repudiation/moratorium, and restructuring. The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index. The maximum potential amount of future payments (undiscounted) that the Fund as the seller of protection could be required to make under the credit default swap contract would be an amount equal to the notional amount of the swap contract. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

If the Fund is the seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of protection the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index. If the Fund is the buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will receive from the seller of protection the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index.

Any premiums paid or received on the transactions are recorded as an asset or liability on the Statement of Assets and Liabilities and amortized. The value of the swap contract is marked-to-market daily based on quotations from an independent pricing service or market makers and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses. In addition, payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses.

Certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements. Any election by the counterparty to terminate early may impact the amounts reported on the financial statements.

Valuation hierarchy

Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 – Quoted Prices	$8,212,559	$0
Level 2 – Other Significant Observable Inputs	25,143,787	(549,100)
Level 3 – Significant Unobservable Inputs	0	0

Total	$33,356,346	$(549,100)

*	Other financial instruments include swap contracts.

6

EVERGREEN VA DIVERSIFIED CAPITAL BUILDER FUND SCHEDULE OF INVESTMENTS

March 31, 2009 (unaudited)
	Principal Amount	Value

CORPORATE BONDS 18.3%
CONSUMER STAPLES 1.8%
Food & Staples Retailing 0.2%
Kroger Co., 6.40%, 08/15/2017	$50,000	$51,412

Food Products 0.7%
Kraft Foods, Inc., 6.125%, 02/01/2018	150,000	150,593

Household Products 0.9%
Church & Dwight Co., 6.00%, 12/15/2012	200,000	200,000

ENERGY 2.0%
Energy Equipment & Services 1.3%
Bristow Group, Inc., 7.50%, 09/15/2017	400,000	302,000

Oil, Gas & Consumable Fuels 0.7%
McMoRan Exploration Co., 11.875%, 11/15/2014	70,000	48,650
Patriot Coal Corp., 3.25%, 05/31/2013 144A	250,000	105,937

		154,587

FINANCIALS 0.3%
Real Estate Investment Trusts (REITs) 0.3%
Simon Property Group, Inc., 10.35%, 04/01/2019	75,000	73,002

INDUSTRIALS 9.0%
Aerospace & Defense 2.9%
L-3 Communications Holdings, Inc., 5.875%, 01/15/2015	700,000	652,750

Electrical Equipment 1.8%
Baldor Electric Co., 8.625%, 02/15/2017	500,000	398,750

Machinery 3.6%
Actuant Corp., 6.875%, 06/15/2017	500,000	426,250
SPX Corp., 7.625%, 12/15/2014	400,000	386,000

		812,250

Road & Rail 0.7%
Burlington Northern Santa Fe Corp., 7.00%, 02/01/2014	50,000	53,563
Union Pacific Corp., 5.45%, 01/31/2013	100,000	100,303

		153,866

INFORMATION TECHNOLOGY 1.1%
Electronic Equipment, Instruments & Components 1.1%
Agilent Technologies, Inc., 6.50%, 11/01/2017	300,000	246,207

MATERIALS 0.7%
Chemicals 0.4%
Cytec Industries, Inc., 4.60%, 07/01/2013	100,000	85,836

Metals & Mining 0.3%
Steel Dynamics, Inc., 7.75%, 04/15/2016 144A	100,000	69,000

TELECOMMUNICATION SERVICES 0.5%
Wireless Telecommunication Services 0.5%
Alltel Corp., 7.00%, 07/01/2012	100,000	104,231

UTILITIES 2.9%
Electric Utilities 2.9%
NRG Energy, Inc.:
7.375%, 02/01/2016	500,000	466,250
7.375%, 01/15/2017	200,000	186,500

		652,750

Total Corporate Bonds (cost $4,429,998)		4,107,234

1

EVERGREEN VA DIVERSIFIED CAPITAL BUILDER FUND SCHEDULE OF INVESTMENTS continued

March 31, 2009 (unaudited)
	Principal Amount	Value

YANKEE OBLIGATIONS – CORPORATE 2.5%
INDUSTRIALS 0.2%
Machinery 0.2%
Ingersoll-Rand Co., Ltd., 9.50%, 04/15/2014	$50,000	$49,996

MATERIALS 2.3%
Metals & Mining 2.3%
Barrick Gold Corp., 6.95%, 04/01/2019	500,000	503,178

Total Yankee Obligations – Corporate (cost $549,461)		553,174

	Shares	Value

COMMON STOCKS 57.9%
CONSUMER STAPLES 2.7%
Household Products 1.4%
Church & Dwight Co.	6,000	313,380

Personal Products 1.3%
Estee Lauder Cos., Class A	12,000	295,800

ENERGY 12.7%
Energy Equipment & Services 4.1%
Cameron International Corp. *	8,000	175,440
Halliburton Co.	500	7,735
National Oilwell Varco, Inc. *	7,000	200,970
Noble Corp.	9,000	216,810
Pride International, Inc. *	12,000	215,760
Transocean, Ltd. *	2,000	117,680

		934,395

Oil, Gas & Consumable Fuels 8.6%
Anadarko Petroleum Corp.	9,000	350,010
Apache Corp.	700	44,863
Consol Energy, Inc.	7,000	176,680
Devon Energy Corp.	1,500	67,035
EnCana Corp.	3,500	142,135
Foundation Coal Holdings, Inc.	4,000	57,400
Hess Corp.	3,500	189,700
Marathon Oil Corp.	3,000	78,870
Massey Energy Co.	6,000	60,720
Occidental Petroleum Corp.	8,000	445,200
Patriot Coal Corp. *	13,000	48,230
Peabody Energy Corp.	8,000	200,320
XTO Energy, Inc.	2,000	61,240

		1,922,403

FINANCIALS 1.4%
Commercial Banks 1.4%
U.S. Bancorp	22,000	321,420

HEALTH CARE 17.5%
Biotechnology 1.0%
Gen-Probe, Inc. *	5,000	227,900

Health Care Equipment & Supplies 9.3%
Baxter International, Inc.	18,000	921,960
St. Jude Medical, Inc. *	18,000	653,940
Varian Medical Systems, Inc. *	17,000	517,480

		2,093,380

2

EVERGREEN VA DIVERSIFIED CAPITAL BUILDER FUND SCHEDULE OF INVESTMENTS continued

March 31, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Life Sciences Tools & Services 7.2%
Bio-Rad Laboratories, Inc., Class A *	3,500	$230,650
Covance, Inc.	3,500	124,705
Illumina, Inc.	3,000	111,720
Life Technologies Corp. *	6,000	194,880
Thermo Fisher Scientific, Inc. *	26,500	945,255

		1,607,210

INDUSTRIALS 6.8%
Aerospace & Defense 0.2%
Esterline Technologies Corp. *	2,000	40,380

Electrical Equipment 0.7%
Ametek, Inc.	4,000	125,080
Roper Industries, Inc.	1,000	42,450

		167,530

Machinery 5.9%
Bucyrus International, Inc.	2,000	30,360
Danaher Corp.	2,000	108,440
Donaldson Co., Inc.	5,500	147,620
Flowserve Corp.	7,900	443,348
IDEX Corp.	3,000	65,610
Joy Global, Inc.	10,100	215,130
SPX Corp.	6,600	310,266

		1,320,774

INFORMATION TECHNOLOGY 2.3%
Electronic Equipment, Instruments & Components 2.3%
Amphenol Corp., Class A	18,000	512,820

MATERIALS 10.8%
Chemicals 7.0%
FMC Corp.	16,000	690,240
Monsanto Co.	9,300	772,830
Sigma-Aldrich Corp.	3,000	113,370

		1,576,440

Containers & Packaging 0.5%
Greif, Inc., Class A	3,300	109,857

Metals & Mining 3.3%
Barrick Gold Corp.	4,000	129,680
Cliffs Natural Resources, Inc.	6,300	114,408
Freeport-McMoRan Copper & Gold, Inc.	8,000	304,880
Nucor Corp.	3,300	125,961
Steel Dynamics, Inc.	7,300	64,313

		739,242

UTILITIES 3.7%
Electric Utilities 2.4%
NRG Energy, Inc. *	30,000	528,000

Gas Utilities 1.3%
Questar Corp.	10,000	294,300

Total Common Stocks (cost $21,992,714)		13,005,231

3

EVERGREEN VA DIVERSIFIED CAPITAL BUILDER FUND SCHEDULE OF INVESTMENTS continued

March 31, 2009 (unaudited)
	Principal Amount	Value

CONVERTIBLE DEBENTURES 7.9%
HEALTH CARE 3.1%
Health Care Equipment & Supplies 3.1%
Inverness Medical Innovations, Inc.:
3.00%, 05/15/2016	$425,000	$361,250
3.00%, 05/15/2016 144A	400,000	340,000

		701,250

INDUSTRIALS 4.8%
Electrical Equipment 4.8%
General Cable Corp., 1.00%, 10/15/2012	1,500,000	1,070,625

Total Convertible Debentures (cost $2,624,928)		1,771,875

	Shares	Value

SHORT-TERM INVESTMENTS 10.4%
MUTUAL FUND SHARES 10.4%
Evergreen Institutional U.S. Government Money Market Fund, Class I, 0.40% q ø (cost $2,336,937)	2,336,937	2,336,937

Total Investments (cost $31,934,038) 97.0%		21,774,451
Other Assets and Liabilities 3.0%		675,081

Net Assets 100.0%		$22,449,532

144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

*	Non-income producing security
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

On March 31, 2009, the aggregate cost of securities for federal income tax purposes was $31,934,040. The gross unrealized appreciation and depreciation on securities based on tax cost was $195,061 and $10,354,650, respectively, with a net unrealized depreciation of $10,159,589.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Valuation hierarchy

Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$15,392,164
Level 2 – Other Significant Observable Inputs	6,382,287
Level 3 – Significant Unobservable Inputs	0

Total	$21,774,451

4

EVERGREEN VA DIVERSIFIED INCOME BUILDER FUND SCHEDULE OF INVESTMENTS

March 31, 2009 (unaudited)
	Principal Amount	Value

ASSET-BACKED SECURITIES 0.0%
NovaStar ABS CDO, Ltd., Ser. 2007-1A, Class A2, FRN, 1.70%, 02/08/2047 144A + ☐ • (cost $1,500,000)	$1,500,000	$0

CORPORATE BONDS 70.3%
CONSUMER STAPLES 4.9%
Food & Staples Retailing 2.9%
Kroger Co., 6.40%, 08/15/2017	260,000	267,342
Safeway, Inc., 6.25%, 03/15/2014	200,000	210,089
Sysco Corp., 5.375%, 03/17/2019	750,000	759,229

		1,236,660

Food Products 2.0%
Archer Daniels Midland Co., 5.45%, 03/15/2018	500,000	501,212
General Mills, Inc., 5.65%, 02/15/2019	100,000	101,997
Kraft Foods, Inc., 6.125%, 02/01/2018	250,000	250,988

		854,197

ENERGY 6.4%
Energy Equipment & Services 2.3%
Bristow Group, Inc., 7.50%, 09/15/2017	1,300,000	981,500

Oil, Gas & Consumable Fuels 4.1%
Marathon Oil Corp., 7.50%, 02/15/2019	100,000	100,923
McMoRan Exploration Co., 11.875%, 11/15/2014	135,000	93,825
Peabody Energy Corp.:
5.875%, 04/15/2016	1,300,000	1,163,500
6.875%, 03/15/2013	200,000	196,000
Williams Cos., 7.50%, 01/15/2031	275,000	217,758

		1,772,006

FINANCIALS 2.1%
Consumer Finance 0.3%
Qwest Capital Funding, Inc., 6.50%, 11/15/2018	175,000	119,875

Real Estate Investment Trusts (REITs) 0.4%
Simon Property Group, Inc., 10.35%, 04/01/2019	200,000	194,671

Real Estate Management & Development 1.4%
Forest City Enterprises, Inc., 6.50%, 02/01/2017	1,590,000	596,250

HEALTH CARE 4.5%
Health Care Equipment & Supplies 0.6%
Boston Scientific Corp., 5.125%, 01/12/2017	300,000	256,500

Pharmaceuticals 3.9%
Pfizer, Inc., 5.35%, 03/15/2015	1,585,000	1,674,377

INDUSTRIALS 23.6%
Aerospace & Defense 5.4%
L-3 Communications Holdings, Inc.:
5.875%, 01/15/2015	2,100,000	1,958,250
6.375%, 10/15/2015	400,000	379,000

		2,337,250

Commercial Services & Supplies 5.0%
Allied Waste North America, Inc., 6.875%, 06/01/2017	1,800,000	1,640,471
Waste Management, Inc., 7.375%, 03/11/2019	500,000	510,856

		2,151,327

Electrical Equipment 5.2%
Baldor Electric Co., 8.625%, 02/15/2017	1,800,000	1,435,500
Belden, Inc., 7.00%, 03/15/2017	150,000	123,750
General Cable Corp., 7.125%, 04/01/2017	800,000	660,000

		2,219,250

1

EVERGREEN VA DIVERSIFIED INCOME BUILDER FUND SCHEDULE OF INVESTMENTS continued

March 31, 2009 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
INDUSTRIALS continued
Machinery 6.8%
Actuant Corp., 6.875%, 06/15/2017	$2,100,000	$1,790,250
SPX Corp., 7.625%, 12/15/2014	1,150,000	1,109,750

		2,900,000

Road & Rail 1.2%
Burlington Northern Santa Fe Corp., 7.00%, 02/01/2014	300,000	321,378
Union Pacific Corp., 5.45%, 01/31/2013	200,000	200,606

		521,984

INFORMATION TECHNOLOGY 2.1%
Electronic Equipment, Instruments & Components 2.1%
Agilent Technologies, Inc., 6.50%, 11/01/2017	650,000	533,450
Anixter International, Inc., 5.95%, 03/01/2015	500,000	381,875

		915,325

MATERIALS 14.6%
Chemicals 0.2%
Cytec Industries, Inc., 4.60%, 07/01/2013	100,000	85,836

Containers & Packaging 10.7%
Ball Corp., 6.625%, 03/15/2018	2,000,000	1,950,000
Crown Holdings, Inc., 7.75%, 11/15/2015	1,700,000	1,717,000
Greif, Inc., 6.75%, 02/01/2017	1,000,000	912,500

		4,579,500

Metals & Mining 3.7%
Steel Dynamics, Inc., 7.75%, 04/15/2016 144A	2,300,000	1,587,000

TELECOMMUNICATION SERVICES 1.8%
Diversified Telecommunication Services 0.8%
Qwest Corp., 7.875%, 09/01/2011	375,000	371,250

Wireless Telecommunication Services 1.0%
Alltel Corp., 7.00%, 07/01/2012	400,000	416,922

UTILITIES 10.3%
Electric Utilities 8.4%
Edison Mission Energy, 7.00%, 05/15/2017	2,000,000	1,470,000
NRG Energy, Inc.:
7.375%, 02/01/2016	300,000	279,750
7.375%, 01/15/2017	2,000,000	1,865,000

		3,614,750

Gas Utilities 1.2%
Atmos Energy Corp., 8.50%, 03/15/2019	500,000	511,361

Independent Power Producers & Energy Traders 0.7%
AES Corp., 7.75%, 03/01/2014	300,000	270,000

Total Corporate Bonds (cost $34,340,560)		30,167,791

YANKEE OBLIGATIONS – CORPORATE 3.7%
INDUSTRIALS 0.1%
Machinery 0.1%
Ingersoll-Rand Co., Ltd., 9.50%, 04/15/2014	50,000	49,996

MATERIALS 3.6%
Metals & Mining 3.6%
Barrick Gold Corp., 6.95%, 04/01/2019	1,500,000	1,509,534

Total Yankee Obligations – Corporate (cost $1,548,317)		1,559,530

2

EVERGREEN VA DIVERSIFIED INCOME BUILDER FUND SCHEDULE OF INVESTMENTS continued

March 31, 2009 (unaudited)
	Shares	Value

COMMON STOCKS 16.4%
ENERGY 2.9%
Energy Equipment & Services 0.7%
Cameron International Corp. *	3,000	$65,790
Halliburton Co.	500	7,735
National Oilwell Varco, Inc. *	3,000	86,130
Noble Corp.	2,000	48,180
Pride International, Inc. *	3,000	53,940
Transocean, Ltd. *	1,000	58,840

		320,615

Oil, Gas & Consumable Fuels 2.2%
Anadarko Petroleum Corp.	2,000	77,780
Consol Energy, Inc.	3,500	88,340
Devon Energy Corp.	1,500	67,035
EnCana Corp.	5,100	207,111
Foundation Coal Holdings, Inc.	3,000	43,050
Hess Corp.	1,500	81,300
Marathon Oil Corp.	2,000	52,580
Massey Energy Co.	6,000	60,720
Occidental Petroleum Corp.	1,500	83,475
Patriot Coal Corp. *	6,000	22,260
Peabody Energy Corp.	4,000	100,160
XTO Energy, Inc.	1,500	45,930

		929,741

FINANCIALS 0.5%
Commercial Banks 0.5%
U.S. Bancorp	15,000	219,150

HEALTH CARE 7.9%
Biotechnology 0.5%
Gen-Probe, Inc. *	5,000	227,900

Health Care Equipment & Supplies 5.4%
Baxter International, Inc.	19,000	973,180
St. Jude Medical, Inc. *	20,500	744,765
Varian Medical Systems, Inc. *	20,000	608,800

		2,326,745

Life Sciences Tools & Services 2.0%
Bio-Rad Laboratories, Inc., Class A *	2,000	131,800
Covance, Inc. *	4,500	160,335
Illumina, Inc. *	5,500	204,820
Life Technologies Corp. *	4,000	129,920
Thermo Fisher Scientific, Inc. *	6,000	214,020

		840,895

INDUSTRIALS 1.6%
Electrical Equipment 0.5%
Ametek, Inc.	4,000	125,080
Roper Industries, Inc.	2,000	84,900

		209,980

Machinery 1.1%
Danaher Corp.	1,100	59,642
Donaldson Co., Inc.	4,500	120,780
Flowserve Corp.	2,000	112,240
IDEX Corp.	6,000	131,220
Joy Global, Inc.	2,500	53,250

		477,132

3

EVERGREEN VA DIVERSIFIED INCOME BUILDER FUND SCHEDULE OF INVESTMENTS continued

March 31, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY 1.1%
Electronic Equipment, Instruments & Components 1.1%
Amphenol Corp., Class A	16,000	$455,840

MATERIALS 1.8%
Chemicals 1.0%
FMC Corp.	2,000	86,280
Monsanto Co.	4,000	332,400

		418,680

Metals & Mining 0.8%
Cliffs Natural Resources, Inc.	8,500	154,360
Freeport-McMoRan Copper & Gold, Inc.	2,000	76,220
Nucor Corp.	1,500	57,255
Steel Dynamics, Inc.	8,000	70,480

		358,315

UTILITIES 0.6%
Electric Utilities 0.4%
NRG Energy, Inc. *	10,000	176,000

Gas Utilities 0.2%
Questar Corp.	3,000	88,290

Total Common Stocks (cost $11,583,642)		7,049,283

	Principal Amount	Value

CONVERTIBLE DEBENTURES 7.3%
HEALTH CARE 4.0%
Health Care Equipment & Supplies 4.0%
Inverness Medical Innovations, Inc., 3.00%, 05/15/2016 144A	$2,000,000	1,700,000

INDUSTRIALS 3.3%
Electrical Equipment 3.3%
General Cable Corp., 1.00%, 10/15/2012	2,000,000	1,427,500

Total Convertible Debentures (cost $4,072,511)		3,127,500

	Shares	Value

SHORT-TERM INVESTMENTS 0.4%
MUTUAL FUND SHARES 0.4%
Evergreen Institutional Money Market Fund, Class I, 0.76% q ø (cost $184,310)	184,310	184,310

Total Investments (cost $53,229,340) 98.1%		42,088,414
Other Assets and Liabilities 1.9%		809,524

Net Assets 100.0%		$42,897,938

144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

+	Security is deemed illiquid.
☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
•	Security which has defaulted on payment of interest and/or principal. The Fund has stopped accruing interest on this security.
*	Non-income producing security
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

4

EVERGREEN VA DIVERSIFIED INCOME BUILDER FUND SCHEDULE OF INVESTMENTS continued

March 31, 2009 (unaudited)

Summary of Abbreviations

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note

On March 31, 2009, the aggregate cost of securities for federal income tax purposes was $53,238,558. The gross unrealized appreciation and depreciation on securities based on tax cost was $402,734 and $11,552,878, respectively, with a net unrealized depreciation of $11,150,144.

Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Valuation hierarchy

Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$ 7,283,589
Level 2 – Other Significant Observable Inputs	34,804,825
Level 3 – Significant Unobservable Inputs	0

Total	$42,088,414

5

EVERGREEN VA FUNDAMENTAL LARGE CAP FUND SCHEDULE OF INVESTMENTS

March 31, 2009 (unaudited)
	Shares	Value

COMMON STOCKS 98.9%
CONSUMER DISCRETIONARY 12.2%
Internet & Catalog Retail 6.8%
Amazon.com, Inc. *	56,958	$4,182,995
Blue Nile, Inc. ρ *	46,324	1,396,669

		5,579,664

Media 1.4%
Omnicom Group, Inc.	47,969	1,122,475

Specialty Retail 1.6%
Home Depot, Inc.	54,821	1,291,583

Textiles, Apparel & Luxury Goods 2.4%
Timberland Co., Class A *	167,076	1,994,887

CONSUMER STAPLES 12.9%
Beverages 2.3%
Diageo plc	88,862	1,003,384
PepsiCo, Inc.	16,594	854,259

		1,857,643

Food & Staples Retailing 2.7%
CVS Caremark Corp.	81,409	2,237,933

Food Products 1.8%
McCormick & Co., Inc.	49,285	1,457,357

Household Products 4.1%
Clorox Co.	24,372	1,254,671
Procter & Gamble Co.	43,891	2,066,827

		3,321,498

Tobacco 2.0%
Philip Morris International, Inc.	45,382	1,614,692

ENERGY 10.2%
Energy Equipment & Services 1.2%
Schlumberger, Ltd.	11,516	467,780
Weatherford International, Ltd. *	45,726	506,187

		973,967

Oil, Gas & Consumable Fuels 9.0%
Apache Corp.	20,570	1,318,331
Chevron Corp.	14,166	952,522
ConocoPhillips	29,738	1,164,540
Exxon Mobil Corp.	57,093	3,888,033

		7,323,426

FINANCIALS 17.0%
Capital Markets 5.9%
Goldman Sachs Group, Inc.	21,906	2,322,474
State Street Corp.	38,508	1,185,276
T. Rowe Price Group, Inc. ρ	44,203	1,275,699

		4,783,449

Commercial Banks 1.9%
Wells Fargo & Co. °	111,924	1,593,798

Consumer Finance 4.5%
American Express Co.	34,957	476,464
Visa, Inc., Class A	58,280	3,240,368

		3,716,832

1

EVERGREEN VA FUNDAMENTAL LARGE CAP FUND SCHEDULE OF INVESTMENTS continued

March 31, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Diversified Financial Services 3.5%
Apollo Global Management, LLC, Class A +	87,285	$261,855
Bank of America Corp.	86,197	587,863
JPMorgan Chase & Co.	74,282	1,974,416

		2,824,134

Insurance 1.2%
Prudential Financial, Inc.	52,098	990,904

HEALTH CARE 10.5%
Biotechnology 2.3%
Amgen, Inc. *	38,491	1,906,075

Health Care Equipment & Supplies 1.5%
Medtronic, Inc.	40,817	1,202,877

Pharmaceuticals 6.7%
Johnson & Johnson	42,403	2,230,398
Merck & Co., Inc.	33,464	895,162
Novartis AG, ADR	62,080	2,348,486

		5,474,046

INDUSTRIALS 6.3%
Aerospace & Defense 2.3%
Lockheed Martin Corp.	18,285	1,262,213
United Technologies Corp.	13,906	597,680

		1,859,893

Air Freight & Logistics 2.0%
Expeditors International of Washington, Inc.	19,818	560,651
United Parcel Service, Inc., Class B	21,811	1,073,538

		1,634,189

Industrial Conglomerates 2.0%
General Electric Co.	166,237	1,680,656

INFORMATION TECHNOLOGY 26.8%
Communications Equipment 9.4%
Cisco Systems, Inc. *	163,072	2,734,717
QUALCOMM, Inc.	127,089	4,945,033

		7,679,750

Internet Software & Services 6.9%
Bankrate, Inc. * ρ	74,880	1,868,256
Google, Inc., Class A *	10,939	3,807,428

		5,675,684

IT Services 1.0%
Automatic Data Processing, Inc.	22,279	783,330

Semiconductors & Semiconductor Equipment 1.3%
Altera Corp.	60,311	1,058,458

Software 8.2%
FactSet Research Systems, Inc. ρ	35,650	1,782,144
Microsoft Corp.	69,644	1,279,360
Oracle Corp. *	201,530	3,641,647

		6,703,151

MATERIALS 1.1%
Chemicals 1.1%
Air Products & Chemicals, Inc.	15,995	899,719

2

EVERGREEN VA FUNDAMENTAL LARGE CAP FUND SCHEDULE OF INVESTMENTS continued

March 31, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES 1.9%
Diversified Telecommunication Services 1.9%
AT&T, Inc.	30,960	$780,192
Verizon Communications, Inc.	26,157	789,941

		1,570,133

Total Common Stocks (cost $96,642,762)		80,812,203

SHORT-TERM INVESTMENTS 10.1%
MUTUAL FUND SHARES 10.1%
Evergreen Institutional Money Market Fund, Class I, 0.76% q ø ρρ	5,821,877	5,821,877
Evergreen Institutional U.S. Government Money Market Fund, Class I, 0.40% q ø	2,430,028	2,430,028

Total Short-Term Investments (cost $8,251,905)		8,251,905

Total Investments (cost $104,894,667) 109.0%		89,064,108
Other Assets and Liabilities (9.0%)		(7,326,940)

Net Assets 100.0%		$81,737,168

*	Non-income producing security
ρ	All or a portion of this security is on loan.
°

Investment in non-controlled affiliate. At March 31, 2009, the Fund owned shares of Wells Fargo & Co. with a cost basis of $3,055,038. The Fund earned $38,054 of income from Wells Fargo & Co. for the period from January 1, 2009 to March 31, 2009.

+	Security is deemed illiquid and is valued using market quotations when readily available, unless otherwise noted.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.

Summary of Abbreviations

ADR	American Depository Receipt

On March 31, 2009, the aggregate cost of securities for federal income tax purposes was $105,359,776. The gross unrealized appreciation and depreciation on securities based on tax cost was $6,006,506 and $22,302,174, respectively, with a net unrealized depreciation of $16,295,668.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

3

EVERGREEN VA FUNDAMENTAL LARGE CAP FUND SCHEDULE OF INVESTMENTS continued

March 31, 2009 (unaudited)

Valuation hierarchy

Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized Into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$88,802,253
Level 2 – Other Significant Observable Inputs	261,855
Level 3 – Significant Unobservable Inputs	0

Total	$89,064,108

4

EVERGREEN VA GROWTH FUND SCHEDULE OF INVESTMENTS

March 31, 2009 (unaudited)
	Shares	Value

COMMON STOCKS 95.0%
CONSUMER DISCRETIONARY 15.5%
Distributors 1.0%
LKQ Corp. *	21,900	$312,513

Diversified Consumer Services 1.7%
Capella Education Co. *	7,500	397,500
Strayer Education, Inc.	700	125,909

		523,409

Hotels, Restaurants & Leisure 4.2%
Chipotle Mexican Grill, Inc., Class A ρ *	5,000	331,900
P.F. Chang’s China Bistro, Inc. *	8,300	189,904
Penn National Gaming, Inc. *	24,100	582,015
Texas Roadhouse, Inc., Class A *	25,500	243,015

		1,346,834

Internet & Catalog Retail 1.9%
Blue Nile, Inc. * ρ	19,910	600,287

Media 2.4%
Marvel Entertainment, Inc. *	11,900	315,945
National CineMedia, Inc.	33,857	446,235

		762,180

Specialty Retail 2.7%
Aeropostale, Inc. *	12,200	324,032
Children’s Place Retail Stores, Inc. *	10,400	227,656
Hibbett Sports, Inc. *	16,500	317,130

		868,818

Textiles, Apparel & Luxury Goods 1.6%
Iconix Brand Group, Inc. *	37,000	327,450
The Warnaco Group, Inc. *	7,200	172,800

		500,250

CONSUMER STAPLES 1.8%
Food Products 1.1%
Flowers Foods, Inc.	6,500	152,620
TreeHouse Foods, Inc. *	6,500	187,135

		339,755

Personal Products 0.7%
Chattem, Inc. *	4,263	238,941

ENERGY 6.2%
Energy Equipment & Services 2.9%
Core Laboratories NV	2,493	182,388
Matrix Service Co. *	22,600	185,772
Natco Group, Inc., Class A *	11,500	217,695
Oceaneering International, Inc. *	8,624	317,967

		903,822

Oil, Gas & Consumable Fuels 3.3%
Newfield Exploration Co. *	2,500	56,750
Petrohawk Energy Corp. *	26,200	503,826
World Fuel Services Corp.	15,400	487,102

		1,047,678

FINANCIALS 9.6%
Capital Markets 4.4%
Greenhill & Co.	6,120	451,962
Stifel Financial Corp. *	12,704	550,210
Waddell & Reed Financial, Inc., Class A	22,600	408,382

		1,410,554

1

EVERGREEN VA GROWTH FUND SCHEDULE OF INVESTMENTS continued

March 31, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Commercial Banks 2.2%
First Horizon National Corp.	37,542	$403,196
Signature Bank *	5,400	152,442
TCF Financial Corp.	10,800	127,008

		682,646

Insurance 1.6%
HCC Insurance Holdings, Inc.	20,556	517,806

Real Estate Investment Trusts (REITs) 1.4%
Redwood Trust, Inc.	28,400	435,940

HEALTH CARE 16.3%
Biotechnology 3.2%
Alexion Pharmaceuticals, Inc. *	10,800	406,728
Myriad Genetics, Inc. *	9,300	422,871
United Therapeutics Corp. *	2,900	191,661

		1,021,260

Health Care Equipment & Supplies 6.9%
Haemonetics Corp. *	5,000	275,400
Immucor, Inc. *	9,000	226,350
Inverness Medical Innovations, Inc. *	11,500	306,245
Masimo Corp. *	15,624	452,783
Meridian Bioscience, Inc.	15,800	286,296
NuVasive, Inc. *	10,100	316,938
Wright Medical Group, Inc. *	11,100	144,633
Zoll Medical Corp. *	11,500	165,140

		2,173,785

Health Care Providers & Services 2.6%
Amedisys, Inc. *	3,600	98,964
CardioNet, Inc. *	12,900	361,974
HMS Holdings Corp. *	11,500	378,350

		839,288

Health Care Technology 0.4%
MedAssets, Inc. *	9,700	138,225

Life Sciences Tools & Services 3.2%
Icon plc *	16,538	267,089
Illumina, Inc. *	15,800	588,392
Sequenom, Inc. ρ *	11,100	157,842

		1,013,323

INDUSTRIALS 14.8%
Aerospace & Defense 2.7%
ARGON ST, Inc. *	25,036	474,933
Hexcel Corp. *	58,900	386,973

		861,906

Air Freight & Logistics 2.0%
Atlas Air Worldwide Holdings *	18,700	324,445
Forward Air Corp.	19,123	310,366

		634,811

Commercial Services & Supplies 4.4%
Clean Harbors, Inc. *	7,200	345,600
EnerNOC, Inc. *	12,234	177,882
Steiner Leisure, Ltd. *	9,900	241,659
Team, Inc. *	17,600	206,272
Waste Connections, Inc. *	16,700	429,190

		1,400,603

2

EVERGREEN VA GROWTH FUND SCHEDULE OF INVESTMENTS continued

March 31, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Construction & Engineering 2.4%
Pike Electric Corp. *	27,500	$254,375
Quanta Services, Inc. *	24,100	516,945

		771,320

Electrical Equipment 0.3%
Polypore International, Inc. *	26,240	105,485

Machinery 0.7%
RBC Bearings, Inc. *	14,000	213,920

Professional Services 0.5%
Resources Connection, Inc. *	11,100	167,388

Road & Rail 0.5%
Heartland Express, Inc.	10,800	159,948

Trading Companies & Distributors 1.3%
Interline Brands, Inc. *	25,500	214,965
MSC Industrial Direct Co., Class A	5,700	177,099

		392,064

INFORMATION TECHNOLOGY 25.0%
Communications Equipment 1.9%
Adtran, Inc.	21,600	350,136
Neutral Tandem, Inc. *	11,057	272,113

		622,249

Electronic Equipment, Instruments & Components 0.7%
Benchmark Electronics, Inc. *	18,722	209,686

Internet Software & Services 9.3%
Bankrate, Inc. ρ *	7,836	195,508
ComScore, Inc. *	18,700	226,083
Constant Contact, Inc. *	26,200	366,538
Digital River, Inc. *	6,100	181,902
Equinix, Inc. *	6,778	380,585
LivePerson, Inc. *	76,700	174,109
NIC, Inc.	96,807	503,396
Omniture, Inc. *	24,400	321,836
SupportSoft, Inc. *	94,800	182,016
Switch & Data Facilities Co., Inc. *	19,000	166,630
Vocus, Inc. *	18,750	249,188

		2,947,791

IT Services 1.8%
Alliance Data Systems Corp. ρ *	9,300	343,635
CyberSource Corp. *	16,200	239,922

		583,557

Semiconductors & Semiconductor Equipment 8.0%
Advanced Energy Industries, Inc. *	15,100	113,703
Atheros Communications, Inc. *	7,900	115,814
ATMI, Inc. *	14,574	224,877
Cavium Networks, Inc. ρ *	40,200	463,908
FormFactor, Inc. *	19,800	356,796
Mellanox Technologies, Ltd. *	38,400	319,872
NetLogic Microsystems, Inc. *	20,500	563,340
Power Integrations, Inc.	5,000	86,000
Tessera Technologies, Inc. *	23,000	307,510

		2,551,820

3

EVERGREEN VA GROWTH FUND SCHEDULE OF INVESTMENTS continued

March 31, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Software 3.3%
Blackboard, Inc. *	16,900	$536,406
Concur Technologies, Inc. *	11,664	223,832
Ultimate Software Group, Inc. *	16,200	279,612

		1,039,850

MATERIALS 2.8%
Chemicals 1.4%
Cytec Industries, Inc.	13,300	199,766
Intrepid Potash, Inc. *	13,300	245,385

		445,151

Containers & Packaging 0.9%
Silgan Holdings, Inc.	5,400	283,716

Metals & Mining 0.5%
Brush Engineered Materials, Inc. *	10,915	151,391

TELECOMMUNICATION SERVICES 3.0%
Diversified Telecommunication Services 0.6%
tw telecom, Inc., Class A *	21,900	191,625

Wireless Telecommunication Services 2.4%
Leap Wireless International, Inc. *	8,300	289,421
SBA Communications Corp., Class A *	20,800	484,640

		774,061

Total Common Stocks (cost $33,519,863)		30,185,656

EXCHANGE TRADED FUND 1.3%
iShares Russell 2000 Growth Index Fund (cost $414,914)	9,121	419,384

SHORT-TERM INVESTMENTS 11.4%
MUTUAL FUND SHARES 11.4%
BGI Prime Money Market Fund, Premium Shares, 0.40% q ρρ	130	130
BlackRock Liquidity TempFund, Institutional Class, 0.60% q ρρ	207,703	207,703
Evergreen Institutional Money Market Fund, Class I, 0.76% q ø ρρ	3,416,029	3,416,029
Morgan Stanley Institutional Liquidity Fund Money Market Portfolio, Institutional Class, 0.09% q ρρ	874	874

Total Short-Term Investments (cost $3,624,736)		3,624,736

Total Investments (cost $37,559,513) 107.7%		34,229,776
Other Assets and Liabilities (7.7%)		(2,460,577)

Net Assets 100.0%		$31,769,199

*	Non-income producing security
ρ	All or a portion of this security is on loan.
q	Rate shown is the 7-day annualized yield at period end.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

On March 31, 2009, the aggregate cost of securities for federal income tax purposes was $38,367,641. The gross unrealized appreciation and depreciation on securities based on tax cost was $2,403,304 and $6,541,169, respectively, with a net unrealized depreciation of $4,137,865.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

4

EVERGREEN VA GROWTH FUND SCHEDULE OF INVESTMENTS continued

March 31, 2009 (unaudited)

Valuation hierarchy

Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$34,229,776
Level 2 – Other Significant Observable Inputs	0
Level 3 – Significant Unobservable Inputs	0

Total	$34,229,776

5

EVERGREEN VA HIGH INCOME FUND SCHEDULE OF INVESTMENTS

March 31, 2009 (unaudited)
	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES 1.1%
FIXED-RATE 0.4%
Citigroup Comml. Mtge. Trust, Ser. 2007-C6, Class A4, 5.70%, 12/10/2049	$115,000	$79,365

FLOATING-RATE 0.7%
GE Comml. Mtge. Trust, Ser. 2007-C9, Class A4, 5.82%, 12/10/2049	75,000	54,774
Goldman Sachs Mtge. Securities Corp., Ser. 2007-GG10, Class A4, 5.80%, 08/10/2045	165,000	113,134

Total Commercial Mortgage-Backed Securities (cost $212,076)		247,273

CORPORATE BONDS 67.3%
CONSUMER DISCRETIONARY 10.5%
Auto Components 1.0%
Cooper Standard Automotive, Inc.:
7.00%, 12/15/2012	15,000	1,875
8.375%, 12/15/2014	40,000	3,000
Cooper Tire & Rubber Co., 7.625%, 03/15/2027	310,000	100,750
Goodyear Tire & Rubber Co.:
6.32%, 12/01/2009	60,000	57,600
7.86%, 08/15/2011	50,000	41,250
9.00%, 07/01/2015	25,000	19,375

		223,850

Automobiles 1.3%
Ford Motor Co.:
7.70%, 05/15/2097	265,000	72,875
FRN, 5.54%, 04/15/2009	215,000	212,904

		285,779

Diversified Consumer Services 0.2%
Carriage Services, Inc., 7.875%, 01/15/2015	45,000	37,125
Service Corporation International, 6.75%, 04/01/2015	5,000	4,425

		41,550

Hotels, Restaurants & Leisure 1.1%
Boyd Gaming Corp., 7.75%, 12/15/2012	5,000	4,050
Caesars Entertainment, Inc.:
7.875%, 03/15/2010	100,000	40,500
8.125%, 05/15/2011	40,000	13,200
Fontainebleau Las Vegas Holdings, LLC, 10.25%, 06/15/2015 144A	69,000	2,415
Inn of the Mountain Gods Resort & Casino, 12.00%, 11/15/2010	55,000	6,050
Pokagon Gaming Authority, 10.375%, 06/15/2014 144A	11,000	9,185
Seneca Gaming Corp., 7.25%, 05/01/2012	65,000	41,844
Shingle Springs Tribal Gaming Authority, 9.375%, 06/15/2015 144A	80,000	33,600
Six Flags, Inc.:
8.875%, 02/01/2010 ρ	14,000	1,610
12.25%, 07/15/2016 144A	8,000	4,360
Trump Entertainment Resorts, Inc., 8.50%, 06/01/2015 ••	404,000	34,340
Universal City Development Partners, Ltd., 11.75%, 04/01/2010	70,000	60,200

		251,354

Household Durables 3.1%
Black & Decker Corp., 8.95%, 04/15/2014	30,000	29,642
Centex Corp., 5.80%, 09/15/2009	90,000	89,100
D.R. Horton, Inc.:
4.875%, 01/15/2010	45,000	43,987
6.00%, 04/15/2011	10,000	9,300
9.75%, 09/15/2010	110,000	110,275
Hovnanian Enterprises, Inc.:
6.00%, 01/15/2010	62,000	56,110
8.00%, 04/01/2012 ρ	15,000	5,475
11.50%, 05/01/2013	10,000	7,013

1

EVERGREEN VA HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

March 31, 2009 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Household Durables continued
Lennar Corp., 5.125%, 10/01/2010	$110,000	$96,800
Libbey, Inc., FRN, 9.57%, 06/01/2011	120,000	54,600
Meritage Homes Corp.:
6.25%, 03/15/2015	50,000	30,750
7.00%, 05/01/2014	65,000	41,925
Newell Rubbermaid, Inc., 10.60%, 04/15/2019	30,000	30,330
Pulte Homes, Inc.:
7.875%, 08/01/2011	40,000	38,600
8.125%, 03/01/2011	40,000	39,000

		682,907

Internet & Catalog Retail 0.2%
Ticketmaster Entertainment, Inc., 10.75%, 08/01/2016 144A	55,000	37,675

Media 2.2%
Charter Communications, Inc.:
8.00%, 04/30/2012 144A •	65,000	59,800
10.875%, 09/15/2014 144A •	180,000	175,500
CSC Holdings, Inc., 7.625%, 04/01/2011	25,000	24,937
DirectTV Holdings, LLC, 7.625%, 05/15/2016	5,000	4,925
Idearc, Inc., 8.00%, 11/15/2016 •	140,000	4,375
Ion Media Networks, Inc., FRN, 7.34%, 01/15/2013	131,646	1,514
Lamar Media Corp.:
6.625%, 08/15/2015	15,000	11,025
7.25%, 01/01/2013	10,000	8,663
Mediacom, LLC, 7.875%, 02/15/2011	30,000	28,650
R.H. Donnelley Corp., 11.75%, 05/15/2015 144A	77,000	10,395
Sinclair Broadcast Group, Inc., 8.00%, 03/15/2012	15,000	8,213
Sirius Satellite Radio, Inc., 9.625%, 08/01/2013	45,000	19,800
Time Warner, Inc., 8.25%, 04/01/2019	100,000	102,936
XM Satellite Radio Holdings, Inc., 13.00%, 08/01/2013 144A	70,000	32,375
Young Broadcasting, Inc.:
8.75%, 01/15/2014 •	110,000	12
10.00%, 03/01/2011 •	90,000	10

		493,130

Multiline Retail 0.0%
Neiman Marcus Group, Inc., 9.00%, 10/15/2015	15,000	4,894

Specialty Retail 0.6%
American Achievement Corp., 8.25%, 04/01/2012 144A	155,000	113,150
Best Buy Co., Inc., 6.75%, 07/15/2013	20,000	19,046

		132,196

Textiles, Apparel & Luxury Goods 0.8%
AAC Group Holdings Corp., Step Bond, 10.25%, 10/01/2012 ††	30,000	16,200
Oxford Industries, Inc., 8.875%, 06/01/2011	147,000	108,045
Visant Corp., 7.625%, 10/01/2012	60,000	57,150

		181,395

CONSUMER STAPLES 1.6%
Beverages 0.3%
Anheuser-Busch InBev, 7.75%, 01/15/2019 144A	50,000	49,940

Food Products 0.6%
Del Monte Foods Co.:
6.75%, 02/15/2015	15,000	14,175
8.625%, 12/15/2012	70,000	70,700

2

EVERGREEN VA HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

March 31, 2009 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER STAPLES continued
Food Products continued
Tyson Foods, Inc.:
7.85%, 04/01/2016	$40,000	$34,660
10.50%, 03/01/2014 144A	15,000	15,375

		134,910

Tobacco 0.7%
Altria Group, Inc., 10.20%, 02/06/2039	155,000	158,713

ENERGY 12.0%
Energy Equipment & Services 2.4%
Bristow Group, Inc., 7.50%, 09/15/2017	75,000	56,625
Forbes Energy Services, Ltd., 11.00%, 02/15/2015	250,000	150,000
GulfMark Offshore, Inc., 7.75%, 07/15/2014	75,000	55,875
Hornbeck Offshore Services, Inc., Ser. B, 6.125%, 12/01/2014	135,000	103,275
Parker Drilling Co., 9.625%, 10/01/2013	49,000	33,075
PHI, Inc., 7.125%, 04/15/2013	135,000	83,868
Smith International, Inc., 9.75%, 03/15/2019	55,000	57,543

		540,261

Oil, Gas & Consumable Fuels 9.6%
Chesapeake Energy Corp.:
6.875%, 01/15/2016	250,000	211,250
9.50%, 02/15/2015	95,000	92,862
Delta Petroleum Corp., 7.00%, 04/01/2015	115,000	37,375
El Paso Corp.:
7.42%, 02/15/2037	100,000	70,086
12.00%, 12/12/2013	25,000	26,438
Encore Acquisition Co., 6.00%, 07/15/2015	105,000	77,700
Exco Resources, Inc., 7.25%, 01/15/2011	155,000	120,900
Ferrellgas Partners, LP:
6.75%, 05/01/2014 144A	35,000	29,575
8.75%, 06/15/2012	20,000	16,900
Forest Oil Corp.:
7.25%, 06/15/2019	55,000	43,725
7.25%, 06/15/2019 144A	65,000	51,675
8.50%, 02/15/2014 144A	40,000	37,300
Frontier Oil Corp., 6.625%, 10/01/2011	50,000	49,000
Marathon Oil Corp., 7.50%, 02/15/2019	45,000	45,415
Newfield Exploration Co.:
6.625%, 04/15/2016	5,000	4,500
7.125%, 05/15/2018	70,000	62,300
Peabody Energy Corp.:
5.875%, 04/15/2016	155,000	138,725
7.875%, 11/01/2026	95,000	85,262
Petrohawk Energy Corp.:
7.875%, 06/01/2015 144A	170,000	150,450
10.50%, 08/01/2014 144A	30,000	30,000
Plains Exploration & Production Co., 7.625%, 06/01/2018	140,000	114,100
Range Resources Corp., 7.25%, 05/01/2018	10,000	9,000
Sabine Pass LNG, LP, 7.25%, 11/30/2013	240,000	170,400
SandRidge Energy, Inc., 8.00%, 06/01/2018 144A	20,000	14,800
Southwestern Energy Co., 7.50%, 02/01/2018 144A	15,000	14,550
Stallion Oilfield Services, Ltd., 9.75%, 02/01/2015 144A	45,000	5,850
Sunoco, Inc., 9.625%, 04/15/2015	5,000	5,154
Tennessee Gas Pipeline, 8.00%, 02/01/2016 144A	45,000	45,225
Tesoro Corp., 6.50%, 06/01/2017	130,000	98,800

3

EVERGREEN VA HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

March 31, 2009 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
ENERGY continued
Oil, Gas & Consumable Fuels continued
Valero Energy Corp.:
9.375%, 03/15/2019	$20,000	$20,681
10.50%, 03/15/2039	50,000	51,655
Williams Cos.:
8.125%, 03/15/2012	105,000	107,100
8.75%, 01/15/2020 144A	40,000	39,869
8.75%, 03/15/2032	55,000	50,028

		2,128,650

FINANCIALS 12.0%
Capital Markets 0.8%
E*TRADE Financial Corp.:
8.00%, 06/15/2011	20,000	8,600
12.50%, 11/30/2017	50,000	23,000
12.50%, 11/30/2017 144A	69,000	31,740
Goldman Sachs Group, Inc., 6.15%, 04/01/2018	58,000	53,067
Lehman Brothers Holdings, Inc., 6.875%, 05/02/2018 ••	15,000	1,875
Morgan Stanley:
6.625%, 04/01/2018	35,000	33,428
FRN, 1.57%, 10/15/2015	25,000	17,789

		169,499

Consumer Finance 7.8%
CCH II Capital Corp., 10.25%, 09/15/2010 •	185,000	167,425
Ford Motor Credit Co., LLC:
5.70%, 01/15/2010	400,000	342,683
9.75%, 09/15/2010	80,000	65,832
General Electric Capital Corp., 5.25%, 12/06/2017	15,000	13,896
General Motors Acceptance Corp., LLC:
2.49%, 05/15/2009	340,000	323,425
5.625%, 05/15/2009	100,000	94,655
6.75%, 12/01/2014 144A	15,000	8,726
6.875%, 09/15/2011 144A	25,000	17,774
6.875%, 08/28/2012 144A	199,000	133,734
7.50%, 12/31/2013 144A	45,000	21,648
7.75%, 01/19/2010	130,000	101,559
8.00%, 12/31/2018 144A	57,000	16,564
8.00%, 11/01/2031 144A	132,000	63,609
International Lease Finance Corp.:
4.375%, 11/01/2009	35,000	31,514
4.55%, 10/15/2009	10,000	9,238
4.75%, 07/01/2009	40,000	37,606
4.75%, 01/13/2012	40,000	23,356
4.875%, 09/01/2010	45,000	32,883
Sprint Capital Corp.:
6.875%, 11/15/2028	275,000	169,125
7.625%, 01/30/2011	65,000	60,450

		1,735,702

Diversified Financial Services 1.4%
Leucadia National Corp.:
7.125%, 03/15/2017	65,000	44,850
8.125%, 09/15/2015	245,000	195,081
NiSource Finance Corp., 10.75%, 03/15/2016	65,000	65,882

		305,813

4

EVERGREEN VA HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

March 31, 2009 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Insurance 0.1%
Marsh & McLennan Cos., 9.25%, 04/15/2019	$25,000	$25,527

Real Estate Investment Trusts (REITs) 1.4%
Host Marriott Corp.:
7.125%, 11/01/2013	45,000	36,562
Ser. Q, 6.75%, 06/01/2016	55,000	40,425
Omega Healthcare Investors, Inc., 7.00%, 04/01/2014	85,000	78,625
Ventas, Inc.:
6.75%, 04/01/2017	85,000	73,100
7.125%, 06/01/2015	60,000	54,300
9.00%, 05/01/2012	35,000	35,088

		318,100

Thrifts & Mortgage Finance 0.5%
Residential Capital, LLC, 8.50%, 05/15/2010 144A	155,000	116,250

HEALTH CARE 3.3%
Health Care Equipment & Supplies 0.3%
Biomet, Inc.:
10.375%, 10/15/2017	35,000	29,750
11.625%, 10/15/2017	40,000	35,500

		65,250

Health Care Providers & Services 2.5%
HCA, Inc.:
6.30%, 10/01/2012	25,000	21,000
7.875%, 02/01/2011	35,000	34,037
8.75%, 09/01/2010	55,000	55,000
9.25%, 11/15/2016	135,000	123,187
9.625%, 11/15/2016	175,000	140,000
Humana, Inc., 7.20%, 06/15/2018	80,000	67,711
Omnicare, Inc., 6.125%, 06/01/2013	110,000	99,275
Symbion, Inc., 11.00%, 08/23/2015	27,159	10,864

		551,074

Pharmaceuticals 0.5%
Pfizer, Inc.:
6.20%, 03/15/2019	50,000	53,386
7.20%, 03/15/2039	50,000	53,792

		107,178

INDUSTRIALS 5.1%
Aerospace & Defense 2.3%
DAE Aviation Holdings, 11.25%, 08/01/2015 144A	5,000	1,275
L-3 Communications Holdings, Inc.:
5.875%, 01/15/2015	505,000	470,912
6.375%, 10/15/2015	5,000	4,738
Sequa Corp.:
11.75%, 12/01/2015 144A	5,000	775
13.50%, 12/01/2015 144A	22,994	2,644
Vought Aircraft Industries, Inc., 8.00%, 07/15/2011	75,000	29,625

		509,969

Commercial Services & Supplies 1.8%
Browning-Ferris Industries, Inc.:
7.40%, 09/15/2035	85,000	74,770
9.25%, 05/01/2021	140,000	141,042
Corrections Corporation of America, 7.50%, 05/01/2011	5,000	5,038
Geo Group, Inc., 8.25%, 07/15/2013	10,000	9,325

5

EVERGREEN VA HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

March 31, 2009 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
INDUSTRIALS continued
Commercial Services & Supplies continued
Mobile Mini, Inc., 6.875%, 05/01/2015	$90,000	$62,550
Toll Corp., 8.25%, 02/01/2011	110,000	107,800

		400,525

Machinery 0.4%
Commercial Vehicle Group, Inc., 8.00%, 07/01/2013	354,000	79,650

Road & Rail 0.3%
Kansas City Southern, 13.00%, 12/15/2013	60,000	61,500

Trading Companies & Distributors 0.3%
United Rentals, Inc., 6.50%, 02/15/2012	90,000	72,450

INFORMATION TECHNOLOGY 2.2%
Communications Equipment 0.4%
EchoStar Corp.:
6.625%, 10/01/2014	40,000	35,900
7.125%, 02/01/2016	10,000	9,000
7.75%, 05/31/2015	35,000	32,375

		77,275

Electronic Equipment, Instruments & Components 1.4%
Da-Lite Screen Co., Inc., 9.50%, 05/15/2011	40,000	34,600
Jabil Circuit, Inc., 8.25%, 03/15/2018	345,000	258,750
Sanmina-SCI Corp., 8.125%, 03/01/2016	40,000	14,200

		307,550

IT Services 0.1%
iPayment, Inc., 9.75%, 05/15/2014	60,000	31,500

Semiconductors & Semiconductor Equipment 0.3%
Spansion, Inc.:
11.25%, 01/15/2016 144A •	60,000	1,650
FRN, 5.33%, 06/01/2013 144A ••	315,000	72,450

		74,100

MATERIALS 6.6%
Chemicals 2.0%
Huntsman, LLC:
7.375%, 01/01/2015	25,000	10,375
11.625%, 10/15/2010	100,000	99,250
Koppers Holdings, Inc., Sr. Disc. Note, Step Bond, 0.00%, 11/15/2014 †	140,000	114,800
Lubrizol Corp., 8.875%, 02/01/2019	30,000	30,903
MacDermid, Inc., 9.50%, 04/15/2017 144A	17,000	5,950
Momentive Performance Materials, Inc.:
9.75%, 12/01/2014	20,000	6,000
10.125%, 12/01/2014	39,787	7,957
11.50%, 12/01/2016	15,000	2,888
Mosaic Co.:
7.30%, 01/15/2028	85,000	63,890
7.625%, 12/01/2016 144A	80,000	78,512
Tronox Worldwide, LLC, 9.50%, 12/01/2012 ••	195,000	26,813

		447,338

Construction Materials 1.3%
CPG International, Inc.:
10.50%, 07/01/2013	235,000	111,625
FRN, 8.56%, 07/01/2012	50,000	23,750

6

EVERGREEN VA HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

March 31, 2009 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
MATERIALS continued
Construction Materials continued
CRH America, Inc.:
5.625%, 09/30/2011	$25,000	$21,955
8.125%, 07/15/2018	95,000	74,184
Texas Industries, Inc., 7.25%, 07/15/2013 144A	55,000	41,800

		273,314

Containers & Packaging 0.9%
Exopack Holding Corp., 11.25%, 02/01/2014	210,000	96,600
Graham Packaging Co., 8.50%, 10/15/2012	85,000	65,663
Graphic Packaging International, Inc., 8.50%, 08/15/2011	50,000	43,500

		205,763

Metals & Mining 1.5%
AK Steel Corp., 7.75%, 06/15/2012	35,000	27,650
Freeport-McMoRan Copper & Gold, Inc.:
8.25%, 04/01/2015	40,000	38,344
8.375%, 04/01/2017	280,000	262,169
Indalex Holdings Corp., 11.50%, 02/01/2014 •	205,000	11,275

		339,438

Paper & Forest Products 0.9%
Georgia Pacific Corp., 8.125%, 05/15/2011	40,000	39,950
International Paper Co., 7.95%, 06/15/2018	155,000	118,314
Verso Paper Holdings, LLC:
9.125%, 08/01/2014	50,000	19,000
11.375%, 08/01/2016	105,000	25,200

		202,464

TELECOMMUNICATION SERVICES 3.9%
Diversified Telecommunication Services 1.8%
Citizens Communications Co., 7.875%, 01/15/2027	65,000	44,200
FairPoint Communications, Inc., FRN, 13.125%, 04/01/2018 144A	70,000	13,650
Qwest Corp.:
6.50%, 06/01/2017	14,000	11,690
7.50%, 06/15/2023	45,000	34,200
7.875%, 09/01/2011	195,000	193,050
8.875%, 03/15/2012	85,000	84,362
West Corp., 9.50%, 10/15/2014	40,000	28,050

		409,202

Wireless Telecommunication Services 2.1%
Centennial Communications Corp., 8.125%, 02/01/2014	155,000	160,425
Cricket Communications, Inc., 9.375%, 11/01/2014	20,000	19,150
MetroPCS Communications, Inc., 9.25%, 11/01/2014	130,000	126,750
Sprint Nextel Corp.:
6.90%, 05/01/2019	15,000	10,650
Ser. D, 7.375%, 08/01/2015	150,000	80,250
Ser. E, 6.875%, 10/31/2013	125,000	71,875

		469,100

UTILITIES 10.1%
Electric Utilities 6.5%
Allegheny Energy Supply Co., 8.25%, 04/15/2012 144A	210,000	212,538
Aquila, Inc., Step Bond, 11.875%, 07/01/2012 ††	447,000	469,667
CMS Energy Corp., 8.50%, 04/15/2011	20,000	20,206
Edison Mission Energy, 7.00%, 05/15/2017	5,000	3,675
Energy Future Holdings Corp.:
10.875%, 11/01/2017	30,000	19,500
11.25%, 11/01/2017	135,000	57,713

7

EVERGREEN VA HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

March 31, 2009 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
UTILITIES continued
Electric Utilities continued
Mirant Mid-Atlantic, LLC, Ser. C, 10.06%, 12/30/2028	$151,016	$143,465
Mirant North America, LLC, 7.375%, 12/31/2013	80,000	72,800
NRG Energy, Inc., 7.375%, 02/01/2016	220,000	205,150
Orion Power Holdings, Inc., 12.00%, 05/01/2010	200,000	207,250
Public Service Company of New Mexico, 7.95%, 04/01/2015	25,000	21,971

		1,433,935

Gas Utilities 0.6%
Atmos Energy Corp., 8.50%, 03/15/2019	55,000	56,250
ONEOK, Inc., 8.625%, 03/01/2019	80,000	80,858

		137,108

Independent Power Producers & Energy Traders 2.1%
AES Corp.:
8.00%, 06/01/2020 144A	50,000	40,750
9.75%, 04/15/2016 144A	15,000	14,175
Dynegy Holdings, Inc.:
6.875%, 04/01/2011	35,000	31,325
7.125%, 05/15/2018	25,000	13,375
7.50%, 06/01/2015	10,000	6,875
8.75%, 02/15/2012	25,000	21,875
Reliant Energy, Inc.:
6.75%, 12/15/2014	280,000	259,000
7.625%, 06/15/2014	70,000	57,050
7.875%, 06/15/2017	15,000	11,925

		456,350

Multi-Utilities 0.7%
NorthWestern Corp., 6.34%, 04/01/2019 144A	15,000	15,032
PNM Resources, Inc.:
9.25%, 05/15/2015	25,000	22,218
9.50%, 04/01/2019	120,000	118,320

		155,570

Water Utilities 0.2%
Nalco Co., 7.75%, 11/15/2011	40,000	50,487

Total Corporate Bonds (cost $19,006,787)		14,936,185

YANKEE OBLIGATIONS – CORPORATE 10.9%
CONSUMER DISCRETIONARY 0.0%
Media 0.0%
Videotron, Ltd., 9.125%, 04/15/2018 144A	10,000	10,231

CONSUMER STAPLES 0.7%
Beverages 0.7%
Bacardi, Ltd., 8.20%, 04/01/2019 144A	160,000	160,419

ENERGY 2.0%
Oil, Gas & Consumable Fuels 2.0%
Connacher Oil & Gas, Ltd., 10.25%, 12/15/2015 144A	115,000	36,800
Griffin Coal Mining Co., Ltd.:
9.50%, 12/01/2016 144A	575,000	205,562
9.50%, 12/01/2016	100,000	35,675
OPTI Canada, Inc.:
7.875%, 12/15/2014	195,000	86,288
8.25%, 12/15/2014	60,000	27,150
Petrobras International Finance Co., 7.875%, 03/15/2019	5,000	5,206
TransCanada Pipelines, Ltd., 7.625%, 01/15/2039	55,000	54,543

		451,224

8

EVERGREEN VA HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

March 31, 2009 (unaudited)
	Principal Amount	Value

YANKEE OBLIGATIONS – CORPORATE continued
FINANCIALS 2.0%
Consumer Finance 0.2%
Petroplus Finance, Ltd.:
6.75%, 05/01/2014 144A	$40,000	$29,800
7.00%, 05/01/2017 144A	10,000	7,250
Virgin Media Finance plc, 9.125%, 08/15/2016	5,000	4,675

		41,725

Diversified Financial Services 1.8%
FMG Finance Property, Ltd.:
9.75%, 09/01/2013	75,000	77,225
10.625%, 09/01/2016 144A	210,000	177,450
FRN, 5.26%, 09/01/2011 144A	60,000	51,300
Ship Finance International, Ltd., 8.50%, 12/15/2013	130,000	89,050

		395,025

INDUSTRIALS 1.9%
Machinery 0.4%
Ingersoll-Rand Co., Ltd., 9.50%, 04/15/2014	85,000	85,558

Road & Rail 1.5%
Kansas City Southern de Mexico:
7.375%, 06/01/2014	260,000	206,700
9.375%, 05/01/2012	135,000	123,525

		330,225

MATERIALS 2.1%
Metals & Mining 2.0%
Barrick Gold Corp., 6.95%, 04/01/2019	35,000	35,223
BHP Billiton Ltd., 6.50%, 04/01/2019	60,000	60,899
Evraz Group SA:
8.875%, 04/24/2013 144A	60,000	38,400
9.50%, 04/24/2018 144A	125,000	70,000
Novelis, Inc., 7.25%, 02/15/2015	305,000	123,525
Vedanta Resources plc, 9.50%, 07/18/2018 144A	195,000	123,825

		451,872

Paper & Forest Products 0.1%
Cascades, Inc., 7.25%, 02/15/2013	30,000	16,875

TELECOMMUNICATION SERVICES 2.1%
Wireless Telecommunication Services 2.1%
Inmarsat, plc, Sr. Disc. Note, Step Bond, 10.375%, 11/15/2012 †	75,000	77,250
Intelsat, Ltd.:
8.50%, 04/15/2013 144A	130,000	123,175
8.875%, 01/15/2015 144A	50,000	46,850
Telesat Canada, Inc., 11.00%, 11/01/2015 144A	120,000	100,200
Vimpel Communications:
8.375%, 04/30/2013 144A	5,000	3,650
9.125%, 04/30/2018 144A	180,000	111,600

		462,725

UTILITIES 0.1%
Electric Utilities 0.1%
InterGen NV, 9.00%, 06/30/2017 144A	15,000	13,650

Total Yankee Obligations – Corporate (cost $3,309,058)		2,419,529

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 2.6%
FIXED-RATE 1.0%
Bear Stearns Securities Trust, Ser. 2007, Class AM, 5.92%, 06/11/2050	195,000	93,170
Countrywide Alternative Loan Trust, Inc., Ser. 2005-50CB, Class 1A1, 5.50%, 11/25/2035	54,515	30,978

9

EVERGREEN VA HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

March 31, 2009 (unaudited)
	Principal Amount	Value

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FIXED-RATE continued
Greenwich Capital Comml. Funding Corp., Ser. 2007-GG11, Class AM, 5.87%, 08/10/2017	$205,000	$89,132

		213,280

FLOATING-RATE 1.6%
American Home Mtge. Assets:
Ser. 2006-2, Class 1A1, 2.59%, 09/25/2046	223,555	84,007
Ser. 2007-1, Class A1, 2.33%, 02/25/2047	42,021	12,427
Banc of America Comml. Mtge., Inc., Ser. 2007-04, Class A4, 5.74%, 02/10/2051	190,000	135,528
GSR Mtge. Loan Trust, Ser. 2007-AR1, Class 2A1, 5.99%, 03/25/2037	121,777	61,569
Lehman XS Trust, Ser. 2006-18N, Class A5A, 0.69%, 12/25/2036	250,000	34,242
Washington Mutual, Inc. Mtge. Pass-Through Cert., Ser. 2006-AR09, Class 2A, 2.47%, 11/25/2046	80,624	24,585

		352,358

Total Whole Loan Mortgage-Backed Pass Through Securities (cost $880,026)		565,638

	Shares	Value

COMMON STOCKS 0.1%
ENERGY 0.0%
Oil, Gas & Consumable Fuels 0.0%
Newfield Exploration Co. *	103	2,338

INFORMATION TECHNOLOGY 0.0%
Software 0.0%
Microsoft Corp.	385	7,073

MATERIALS 0.1%
Chemicals 0.1%
Mosaic Co.	334	14,021

Total Common Stocks (cost $20,152)		23,432

	Principal
	Amount	Value

CONVERTIBLE DEBENTURES 0.2%
CONSUMER DISCRETIONARY 0.0%
Media 0.0%
Sinclair Broadcast Group, Inc., 3.00%, 05/15/2027	$15,000	8,663

INFORMATION TECHNOLOGY 0.2%
Communications Equipment 0.2%
Lucent Technologies, Inc., 2.875%, 06/15/2025	80,000	37,700

Total Convertible Debentures (cost $46,564)		46,363

	Shares	Value

WARRANTS 0.0%
CONSUMER DISCRETIONARY 0.0%
Media 0.0%
Metricom, Inc., Expiring 02/15/2010 * ☐ + (cost $10,603)	50	0

	Principal
	Amount	Value

LOANS 7.4%
CONSUMER DISCRETIONARY 2.7%
Abitibi Consolidated, Inc., FRN, 11.50%, 03/30/2010	$141,768	114,832
Fontainebleau Resorts, LLC, FRN:
3.76%, 06/06/2014	38,999	6,922
4.53%, 06/06/2014	77,997	13,845

10

EVERGREEN VA HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

March 31, 2009 (unaudited)
	Principal Amount	Value

LOANS continued
CONSUMER DISCRETIONARY continued
Ford Motor Co., FRN, 3.56%, 12/15/2013	$113,808	$54,554
General Motors Corp., FRN, 8.00%, 11/29/2013	144,239	60,761
Greektown Casino, LLC, FRN, 5.00%, 12/03/2012	40,000	8,400
Idearc, Inc., FRN:
2.02%-2.72%, 11/13/2013	15,000	6,122
3.22%, 11/17/2014	104,291	42,499
Ion Media Networks, Inc., FRN, 4.34%, 01/15/2012	235,000	37,602
Metaldyne Corp., FRN:
4.19%-5.125%, 01/11/2012 ^	51,153	12,661
7.875%-8.00%, 01/11/2014 ^	348,772	86,321
Newsday, LLC, 9.75%, 07/15/2013	100,000	92,554
Tropicana Entertainment, LLC, FRN, 6.50%, 01/03/2012 <	235,000	56,402

		593,475

CONSUMER STAPLES 0.8%
Merisant Co., FRN, 4.02%, 01/11/2010 <	231,100	182,569

ENERGY 0.8%
Alon Krotz Springs, Inc., FRN, 9.75%-10.75%, 07/03/2014	50,000	26,681
Saint Acquisition Corp., FRN, 3.75%, 06/05/2014 <	75,000	39,102
Semgroup Energy Partners, FRN, 8.25%, 07/20/2012 <	130,000	104,125

		169,908

FINANCIALS 0.1%
Realogy Corp., FRN:
3.52%, 09/01/2014 <	31,356	18,226
5.86%, 09/01/2014 <	8,442	4,907

		23,133

HEALTH CARE 0.2%
HCA, Inc., FRN, 2.72%, 11/18/2012	58,531	51,119

INDUSTRIALS 0.5%
Clarke American Corp., FRN, 3.02%-3.94%, 02/28/2014 <	93,231	56,045
Neff Corp., FRN:
4.03%, 11/30/2014	275,000	56,375
4.82%, 05/31/2013	2,250	958

		113,378

INFORMATION TECHNOLOGY 0.2%
iPayment, Inc., FRN, 2.51%-3.23%, 05/10/2013	66,995	35,512

MATERIALS 1.9%
Graham Packaging Co., FRN, 2.75%-6.31%, 10/07/2011 <	34,911	29,906
LyondellBasell, FRN:
1.50%, 12/22/2014	13,398	3,148
5.75%, 12/20/2013	32,870	7,725
5.75%, 12/22/2014	13,398	3,148
5.94%, 12/15/2009	206,181	110,822
6.00%, 12/20/2013	62,781	14,754
7.00%, 12/20/2013	33,343	7,836
7.00%, 12/22/2014	13,398	3,149
13.00%, 12/15/2009	176,181	174,997
Novelis, Inc., N/A, 07/06/2014 <	94,759	60,652

		416,137

TELECOMMUNICATION SERVICES 0.2%
FairPoint Communications, Inc., N/A, 03/08/2015 <	125,000	55,280

Total Loans (cost $2,726,836)		1,640,511

11

EVERGREEN VA HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

March 31, 2009 (unaudited)
	Shares	Value

CLOSED END MUTUAL FUND SHARES 8.2%
Credit Suisse Asset Management Income Fund, Inc.	5,149	$11,688
Dreyfus High Yield Strategies Fund, Inc.	124,989	306,223
DWS High Income Trust	12,320	36,221
DWS Multi-Market Income Trust	17,968	109,605
DWS Strategic Income Trust	3,262	26,683
Eaton Vance Limited Duration Income Trust	41,596	437,174
ING Prime Rate Trust	55,617	192,991
LMP Corporate Loan Fund, Inc.	17,985	118,701
MFS Multimarket Income Trust	2,311	11,832
Morgan Stanley High Yield Fund, Inc.	19,019	72,272
New America High Income Fund, Inc.	41,399	210,307
Nuveen Floating Rate Income Fund	6,542	38,401
Prudential High Yield Income Fund, Inc.	13,996	49,406
Van Kampen Senior Income Trust	13,958	33,220
Wellington High Yield Plus Fund, Inc.	22,702	54,031
Western Asset Global High Income Fund, Inc.	8,334	57,755
Zweig Total Return Fund, Inc.	20,123	63,186

Total Closed End Mutual Fund Shares (cost $1,751,122)		1,829,696

SHORT-TERM INVESTMENTS 2.2%
MUTUAL FUND SHARES 2.2%
Evergreen Institutional Money Market Fund, Class I, 0.76% ø ##	478,171	478,171
State Street Navigator Securities Lending Prime Portfolio, 0.98% ρρ §	5,063	5,063

Total Short-Term Investments (cost $483,234)		483,234

Total Investments (cost $28,446,458) 100.0%		22,191,861
Other Assets and Liabilities 0.0%		(5,846)

Net Assets 100.0%		$22,186,015

144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

ρ	All or a portion of this security is on loan.
••	Security which has defaulted on payment of interest and/or principal. The Fund has stopped accruing interest on this security.
††	The rate shown is the stated rate at the current period end.
†

Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected interest to be earned over the life of the bond which consists of the aggregate coupon-interest payments and discount at acquisition. The rate shown is the stated rate at the current period end.

•	Security which has defaulted on payment of interest and/or principal.
*	Non-income producing security
☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
+	Security is deemed illiquid.
^	Security is currently paying interest in-kind.
<	All or a portion of the position represents an unfunded loan commitment. A coupon of “N/A” is indicated when the position is entirely unfunded.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued, delayed delivery securities and/or unfunded loans.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.
§	Rate shown is the 1-day annualized yield at period end.

Summary of Abbreviations
FRN	Floating Rate Note

12

EVERGREEN VA HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

March 31, 2009 (unaudited)

At March 31, 2009, the Fund had the following credit default swap contracts outstanding:

Credit default swaps on debt obligations – Buy protection

						Frequency
			Rating of		Fixed	of		Upfront
		Reference	Reference		Payments	Payments		Premiums
		Debt	Debt	Notional	Made by	Made by	Market	Paid/	Unrealized
Expiration	Counterparty	Obligation	Obligation*	Amount	the Fund	the Fund	Value	(Received)	Gain (Loss)

03/20/2014	UBS	Motorola, Inc., 6.50%, 09/01/2025#	BB+	$55,000	5.80%	Quarterly	$(5,809)	$0	$(5,809)
03/20/2014	UBS	Expedia, Inc., 7.46%, 08/15/2018#	BB	65,000	6.60%	Quarterly	(4,420)	0	(4,420)
03/20/2014	UBS	Expedia, Inc., 7.46%, 08/15/2018#	BB	35,000	6.65%	Quarterly	(2,449)	0	(2,449)
03/20/2014	UBS	Pulte Homes, Inc., 5.25%, 01/15/2014##	BB	105,000	2.53%	Quarterly	312	0	312
03/20/2014	Goldman Sachs	Motorola, Inc., 6.50%, 09/01/2025#	BB+	85,000	6.15%	Quarterly	(10,234)	0	(10,234)
03/20/2014	Deutsche Bank	Humana, Inc., 6.30%, 08/01/2018#	BBB	10,000	3.85%	Quarterly	(92)	0	(92)

Credit default swaps on debt obligations – Sell protection

						Frequency
			Rating of		Fixed	of		Upfront
		Reference	Reference		Payments	Payments		Premiums
		Debt	Debt	Notional	Received	Received by	Market	Paid/	Unrealized
Expiration	Counterparty	Obligation	Obligation*	Amount	by the Fund	the Fund	Value	(Received)	Gain (Loss)

03/20/2014	Goldman Sachs	General Electric, 5.63%, 09/15/2017#	AA+	$25,000	5.10%	Quarterly	$(2,860)	$0	$(2,860)
12/20/2013	Citibank	General Electric, 5.63%, 09/15/2017#	AA+	40,000	6.65%	Quarterly	(1,059)	0	(1,059)
12/20/2013	Goldman Sachs	General Electric, 5.63%, 09/15/2017#	AA+	30,000	4.50%	Quarterly	(2,973)	0	(2,973)
09/20/2013	Citibank	General Electric, 5.63%, 09/15/2017#	AA+	10,000	4.30%	Quarterly	(1,070)	0	(1,070)
09/20/2013	Deutsche Bank	General Electric, 5.63%, 09/15/2017#	AA+	25,000	5.00%	Quarterly	(1,974)	0	(1,974)
03/20/2014	Credit Suisse	General Electric, 5.63%, 09/15/2017#	AA+	35,000	5.00%	Quarterly	2,803	0	2,803

*

A rating of D would most likely indicate a trigger event of default has occurred although circumstances including bankruptcy, failure to pay, obligation default, obligation acceleration, repudiation/moratorium and restructuring may also cause a credit event to take place.

#	The Fund entered into the swap contract for speculative purposes.
##	The Fund entered into the swap contract for hedging purposes.

13

EVERGREEN VA HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

March 31, 2009 (unaudited)

Credit default swaps on an index – Buy protection

Frequency
					Fixed	of		Upfront
			Rating of		Payments	Payments		Premiums
		Reference	Reference	Notional	Made by	Made by	Market	Paid/	Unrealized
Expiration	Counterparty	Index	Index *@	Amount	the Fund	the Fund	Value	(Received)	Gain (Loss)

12/20/2013	Deutsche Bank	Dow Jones CDX, North America Index EM.10##	B	$175,000	3.35%	Quarterly	$23,590	$33,342	$(9,752)

Credit default swaps on an index – Sell protection

						Frequency
					Fixed	of		Upfront
			Rating of		Payments	Payments		Premiums
		Reference	Reference	Notional	Received	Received by	Market	Paid/	Unrealized
Expiration	Counterparty	Index	Index *@	Amount	by the Fund	the Fund	Value	(Received)	Gain (Loss)

12/13/2049	Goldman Sachs	Markit CMBX, North America Index AAA 3#	AAA	$435,000	0.08%	Monthly	$(146,508)	$(168,604)	$22,096
12/13/2049	Credit Suisse	Markit CMBX, North America Index AAA 3#	AAA	50,000	0.08%	Monthly	(16,840)	(17,923)	1,083

*

A rating of D would most likely indicate a trigger event of default has occurred although circumstances including bankruptcy, failure to pay, obligation default, obligation acceleration, repudiation/moratorium and restructuring may also cause a credit event to take place.

@	Rating represents an average rating for the underlying securities within the index.
#	The Fund entered into the swap contract for speculative purposes.
##	The Fund entered into the swap contract for hedging purposes.

Certain of the Fund’s derivative transactions may contain provisions for early termination in the event the net assets of the Fund declines below specific levels identified by the counterparty. If these levels are triggered, the counterparty may terminate the transaction and seek payment or request full collaterization of the derivative transaction in net liability positions. On March 31, 2009, the aggregate fair value of all derivative instruments with net asset contingent features that were in a liability positions amounted to $196,288.

At March 31, 2009, the Fund had forward foreign currency exchange contracts outstanding as follows:

Forward Foreign Currency Exchange Contracts to Sell:

		U.S. Value at	In Exchange	Unrealized
Exchange Date	Contracts to Deliver	March 31, 2009	for U.S. $	Gain (Loss)

8/6/2009	30,000 EUR	$39,871	$39,060	$(811)
8/6/2009	54,017 EUR	71,790	69,574	(2,216)
10/1/2009	10,185 EUR	13,485	13,505	20

On March 31, 2009, the aggregate cost of securities for federal income tax purposes was $28,698,235. The gross unrealized appreciation and depreciation on securities based on tax cost was $166,257 and $6,672,631, respectively, with a net unrealized depreciation of $6,506,374.

Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Forward foreign currency contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives through its investments in forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

14

EVERGREEN VA HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

March 31, 2009 (unaudited)

When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Loans

The Fund may purchase loans through an agent, by assignment from another holder of the loan or as a participation interest in another holder’s portion of the loan. Loans are purchased on a when-issued or delayed delivery basis. Interest income is accrued based on the terms of the securities. Fees earned on loan purchasing activities are recorded as income when earned. Loans involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower.

As of March 31, 2009, the Fund had unfunded loan commitments of $379,666.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Credit default swaps

The Fund is subject to credit risk in the normal course of pursuing its investment objectives through its investments in credit default swap contracts. The Fund may enter into credit default swap contracts to provide or receive a measure of protection against default on a referenced entity, obligation or index. Credit default swaps involve an exchange of a stream of payments for protection against the loss in value of an underlying security or index. Under the terms of the swap, one party acts as a guarantor (referred to as the seller of protection) and receives a periodic stream of payments, provided that there is no credit event, from another party (referred to as the buyer of protection) that is a fixed percentage applied to a notional principal amount over the term of the swap. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. A credit event includes bankruptcy, failure to pay, obligation default, obligation acceleration, repudiation/moratorium, and restructuring. The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index. The maximum potential amount of future payments (undiscounted) that the Fund as the seller of protection could be required to make under the credit default swap contract would be an amount equal to the notional amount of the swap contract. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

If the Fund is the seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of protection the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index. If the Fund is the buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will receive from the seller of protection the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index.

Any premiums paid or received on the transactions are recorded as an asset or liability on the Statement of Assets and Liabilities and amortized. The value of the swap contract is marked-to-market daily based on quotations from an independent pricing service or market makers and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses. In addition, payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses.

Certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements. Any election by the counterparty to terminate early may impact the amounts reported on the financial statements.

Valuation hierarchy

Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various Inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 – Quoted Prices	$2,366,004	$0
Level 2 – Other Significant Observable Inputs	19,825,857	(19,405)
Level 3 – Significant Unobservable Inputs	0	0

Total	$22,191,861	$(19,405)

*	Other financial instruments include forwards and swap contracts.

15

EVERGREEN VA INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS

March 31, 2009 (unaudited)
	Country	Shares	Value

COMMON STOCKS 91.7%
CONSUMER DISCRETIONARY 6.8%
Automobiles 1.6%
Daimler AG	Germany	33,194	$843,773
Toyota Motor Corp.	Japan	46,300	1,484,970

			2,328,743

Hotels, Restaurants & Leisure 2.8%
Compass Group plc	United Kingdom	420,517	1,921,540
Sodexo SA	France	51,283	2,335,018

			4,256,558

Media 2.0%
Toho Co., Ltd.	Japan	48,900	687,947
Vivendi SA	France	86,128	2,275,729

			2,963,676

Multiline Retail 0.2%
PPR SA	France	5,723	366,186

Textiles, Apparel & Luxury Goods 0.2%
adidas AG	Germany	9,897	330,103

CONSUMER STAPLES 11.8%
Beverages 1.1%
Diageo plc	United Kingdom	47,328	534,403
Heineken NV	Netherlands	18,536	527,860
Pernod Ricard SA	France	9,146	511,197

			1,573,460

Food & Staples Retailing 3.6%
FamilyMart Co., Ltd.	Japan	31,300	954,713
Lawson, Inc.	Japan	32,200	1,327,912
Seven & I Holdings Co., Ltd.	Japan	58,202	1,285,025
Sugi Holdings Co., Ltd.	Japan	57,900	1,065,487
Tesco plc	United Kingdom	159,802	764,808

			5,397,945

Food Products 3.1%
Lotte Confectionery Co., Ltd.	South Korea	595	443,975
Nestle SA	Switzerland	78,868	2,669,641
Unilever NV	Netherlands	76,478	1,511,919

			4,625,535

Household Products 0.7%
Uni-Charm Corp.	Japan	17,900	1,090,645

Tobacco 3.3%
British American Tobacco plc	United Kingdom	50,080	1,159,607
Imperial Tobacco Group plc	United Kingdom	94,454	2,121,292
Japan Tobacco, Inc.	Japan	461	1,231,159
Swedish Match AB	Sweden	34,258	495,253

			5,007,311

ENERGY 7.6%
Energy Equipment & Services 0.4%
Technip SA	France	15,355	541,157

Oil, Gas & Consumable Fuels 7.2%
BG Group plc	United Kingdom	87,838	1,331,378
BP plc	United Kingdom	439,359	2,940,405
ENI SpA	Italy	32,915	633,727
Royal Dutch Shell plc, Class A	United Kingdom	69,472	1,562,120
Total SA	France	54,728	2,714,282

1

EVERGREEN VA INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS continued

March 31, 2009 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
ENERGY continued
Oil, Gas & Consumable Fuels continued
Tullow Oil plc	United Kingdom	51,877	$596,327
Woodside Petroleum, Ltd.	Australia	40,980	1,078,829

			10,857,068

FINANCIALS 17.2%
Commercial Banks 1.4%
DBS Group Holdings, Ltd.	Singapore	97,000	543,904
HSBC Holdings plc-London Exchange	United Kingdom	139,181	781,597
Nordea Bank AB	Sweden	154,405	748,516

			2,074,017

Diversified Financial Services 6.6%
ASX, Ltd.	Australia	68,814	1,407,158
Bolsas y Mercados Espanoles SA	Spain	22,279	514,473
Compagnie Nationale a Portefeuille	Belgium	7,658	355,638
Criteria Caixa Corp. SA	Spain	146,752	474,011
Deutsche Boerse AG	Germany	48,973	2,958,727
Groupe Bruxelles Lambert SA	Belgium	30,414	2,064,443
Hellenic Exchanges Holding SA	Greece	111,882	807,512
Hong Kong Exchanges & Clearing, Ltd.	Hong Kong	45,957	433,347
Pargesa Holdings SA	Switzerland	17,613	935,415

			9,950,724

Insurance 9.0%
Allianz SE	Germany	10,374	873,939
AMP, Ltd.	Australia	169,912	556,825
CNP Assurances	France	12,939	819,058
Muenchener Rueckversicherungs-Gesellschaft AG	Germany	23,494	2,869,612
PartnerRe, Ltd.	Bermuda	9,323	578,679
QBE Insurance Group, Ltd.	Australia	94,783	1,274,454
RenaissanceRe Holdings, Ltd.	Bermuda	21,272	1,051,688
Sampo Oyj, Class A	Finland	99,578	1,472,765
Scor SE	France	22,178	456,844
Sompo Japan Insurance, Inc.	Japan	121,900	638,313
T&D Holdings, Inc.	Japan	19,050	456,322
Zurich Financial Services AG	Switzerland	15,612	2,463,683

			13,512,182

Real Estate Management & Development 0.2%
IRSA Inversiones y Representaciones SA, GDR *	Argentina	70,284	276,919

HEALTH CARE 10.8%
Health Care Equipment & Supplies 1.9%
Grifols SA	Spain	100,577	1,450,768
Synthes, Inc.	United States	12,808	1,425,099

			2,875,867

Life Sciences Tools & Services 2.1%
Lonza Group AG	Switzerland	31,286	3,093,010

Pharmaceuticals 6.8%
Novartis AG	Switzerland	66,340	2,503,924
Novo Nordisk AS	Denmark	18,479	886,337
Ono Pharmaceutical Co., Ltd.	Japan	9,700	425,041
Roche Holding AG	Switzerland	30,616	4,203,408
Shionogi & Co., Ltd.	Japan	50,300	864,781
Teva Pharmaceutical Industries, Ltd., ADR	Israel	31,122	1,402,046

			10,285,537

2

EVERGREEN VA INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS continued

March 31, 2009 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
INDUSTRIALS 9.1%
Aerospace & Defense 1.3%
BAE Systems plc	United Kingdom	298,517	$1,432,328
Thales SA	France	13,009	493,145

			1,925,473

Electrical Equipment 2.2%
ABB, Ltd.	Switzerland	66,297	925,007
Alstom SA	France	14,735	762,853
Mitsubishi Electric Corp.	Japan	93,000	423,298
Vestas Wind Systems AS *	Denmark	17,735	783,209
Yingli Green Energy Holding Co., Ltd. ADR *	Cayman Islands	78,944	475,243

			3,369,610

Industrial Conglomerates 0.9%
Siemens AG	Germany	9,320	533,729
Smiths Group plc	United Kingdom	79,532	761,798

			1,295,527

Machinery 0.7%
Fanuc, Ltd.	Japan	7,000	479,747
Kubota Corp.	Japan	101,000	554,884

			1,034,631

Professional Services 3.2%
Experian plc	United Kingdom	465,473	2,915,994
Intertek Group plc	United Kingdom	45,995	584,263
SGS SA	Switzerland	1,168	1,225,918

			4,726,175

Trading Companies & Distributors 0.8%
Mitsubishi Corp.	Japan	46,100	613,378
Mitsui & Co., Ltd.	Japan	62,000	631,195

			1,244,573

INFORMATION TECHNOLOGY 3.9%
Communications Equipment 0.3%
Research In Motion, Ltd. *	Canada	9,854	424,412

Internet Software & Services 1.1%
Baidu.com, Inc., ADR *	Cayman Islands	4,307	760,616
SINA Corp. *	Cayman Islands	41,043	954,250

			1,714,866

Office Electronics 1.0%
Neopost	France	19,749	1,530,340

Software 1.5%
Nintendo Co., Ltd.	Japan	5,200	1,525,342
SAP AG	Germany	19,908	706,982

			2,232,324

MATERIALS 8.8%
Chemicals 0.5%
BASF SE	Germany	7,826	237,571
Potash Corporation of Saskatchewan, Inc., ADR	Canada	6,249	504,982

			742,553

Containers & Packaging 0.5%
Rexam plc	United Kingdom	189,558	732,644

Metals & Mining 7.8%
Agnico-Eagle Mines, Ltd.	Canada	28,928	1,646,582
Barrick Gold Corp.	Canada	60,818	1,971,719
BHP Billiton plc	United Kingdom	60,927	1,206,299

3

EVERGREEN VA INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS continued

March 31, 2009 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Metals & Mining continued
Centennial Coal Co., Ltd.	Australia	11,393	$15,874
Goldcorp, Inc., Class A	Canada	50,299	1,693,123
Kinross Gold Corp.	Canada	43,101	770,215
Newcrest Mining, Ltd.	Australia	67,877	1,539,367
POSCO, ADR	South Korea	5,942	397,104
Randgold Resources, Ltd., ADR	Channel Islands	33,351	1,812,627
Rio Tinto plc	United Kingdom	21,654	725,072

			11,777,982

TELECOMMUNICATION SERVICES 14.9%
Diversified Telecommunication Services 12.9%
Deutsche Telekom AG	Germany	349,298	4,345,384
France Telecom	France	149,354	3,396,454
Hellenic Telecommunications Organization SA	Greece	188,026	2,822,396
Koninklijke KPN NV	Netherlands	271,459	3,630,301
Swisscom AG	Switzerland	8,907	2,498,996
Telefonica SA	Spain	132,160	2,639,502

			19,333,033

Wireless Telecommunication Services 2.0%
China Mobile, Ltd., ADR	Hong Kong	26,034	1,132,999
KDDI Corp.	Japan	127	599,287
Vodafone Group plc	United Kingdom	753,824	1,316,933

			3,049,219

UTILITIES 0.8%
Electric Utilities 0.3%
E.ON AG	Germany	18,411	512,476

Multi-Utilities 0.5%
RWE AG	Germany	10,023	704,671

Total Common Stocks (cost $150,027,853)			137,757,152

PREFERRED STOCKS 3.7%
CONSUMER DISCRETIONARY 0.9%
Automobiles 0.9%
Volkswagen AG, Var. Rate Pfd.	Germany	25,177	1,451,694

HEALTH CARE 2.8%
Health Care Equipment & Supplies 2.8%
Fresenius AG, Var. Rate Pfd.	Germany	90,604	4,163,689

Total Preferred Stocks (cost $5,830,872)			5,615,383

RIGHTS 0.0%
INDUSTRIALS 0.0%
Industrial Conglomerates 0.0%
GP Bruxelles Lambert * (cost $0)	Belgium	2,043	19

SHORT-TERM INVESTMENTS 2.3%
MUTUAL FUND SHARES 2.3%
Evergreen Institutional U.S. Government Money Market Fund, Class I, 0.40% q ø (cost $3,415,625)	United States	3,415,625	3,415,625

Total Investments (cost $159,274,350) 97.7%			146,788,179
Other Assets and Liabilities 2.3%			3,398,164

Net Assets 100.0%			$150,186,343

*	Non-income producing security
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

4

EVERGREEN VA INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS continued

March 31, 2009 (unaudited)

Summary of Abbreviations
ADR	American Depository Receipt
GDR	Global Depository Receipt

The following table shows the percent of total long-term investments by geographic location as of March 31, 2009:

United Kingdom	17.6%
Germany	14.3%
Switzerland	14.3%
Japan	11.4%
France	11.3%
Canada	4.9%
Australia	4.1%
Netherlands	4.0%
Spain	3.5%
Greece	2.5%
Belgium	1.7%
Cayman Islands	1.5%
Denmark	1.2%
Bermuda	1.1%
Hong Kong	1.1%
Finland	1.0%
Israel	1.0%
United States	1.0%
Sweden	0.9%
South Korea	0.6%
Italy	0.4%
Singapore	0.4%
Argentina	0.2%

100.0%

At March 31, 2009, the Fund had forward foreign currency exchange contracts outstanding as follows:

Forward Foreign Currency Exchange Contracts to Buy:

	Contracts to	U.S. Value at	In Exchange for	Unrealized
Exchange Date	Receive	March 31, 2009	U.S. $	Gain (Loss)

6/19/2009	4,517,000 EUR	$6,001,890	$6,147,072	$(145,182)

Forward Foreign Currency Exchange Contracts to Sell:

	Contracts to	U.S. Value at	In Exchange for	Unrealized
Exchange Date	Deliver	March 31, 2009	U.S. $	Gain (Loss)

6/19/2009	9,034,000 EUR	$12,003,780	$11,736,611	$(267,169)

On March 31, 2009, the aggregate cost of securities for federal income tax purposes was $166,074,746. The gross unrealized appreciation and depreciation on securities based on tax cost was $0 and $19,286,567 respectively, with a net unrealized depreciation of $19,286,567.

Valuation of investments
Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded. Non-listed equity securities are valued using evaluated prices determined by an independent pricing service which takes into consideration such factors as similar security prices, spreads, liquidity, benchmark quotes and market conditions. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers who use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Foreign currency translation
All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

5

EVERGREEN VA INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS continued

March 31, 2009 (unaudited)

Forward foreign currency contracts
The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives through its investments in forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

Valuation hierarchy
Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*

Level 1 – Quoted Prices	$19,268,828	$0
Level 2 – Other Significant Observable Inputs	127,519,351	(412,351)
Level 3 – Significant Unobservable Inputs	0	0

Total	$146,788,179	$(412,351)

*	Other financial instruments include forwards.

6

EVERGREEN VA OMEGA FUND SCHEDULE OF INVESTMENTS

March 31, 2009 (unaudited)
	Shares	Value

COMMON STOCKS 97.9%
CONSUMER DISCRETIONARY 18.4%
Hotels, Restaurants & Leisure 0.4%
Carnival Corp.	9,974	$215,438

Internet & Catalog Retail 11.4%
Amazon.com, Inc. *	54,363	3,992,419
Blue Nile, Inc. * ρ	88,661	2,673,129

		6,665,548

Media 1.7%
Omnicom Group, Inc.	41,214	964,408

Multiline Retail 0.9%
Target Corp.	15,062	517,982

Specialty Retail 1.0%
Home Depot, Inc.	25,200	593,712

Textiles, Apparel & Luxury Goods 3.0%
Timberland Co., Class A * ρ	147,000	1,755,180

CONSUMER STAPLES 4.9%
Beverages 0.9%
Coca-Cola Co.	12,193	535,883

Food Products 1.5%
McCormick & Co., Inc.	29,618	875,804

Household Products 2.5%
Clorox Co.	20,203	1,040,050
Procter & Gamble Co.	9,309	438,361

		1,478,411

ENERGY 5.2%
Energy Equipment & Services 1.7%
Schlumberger, Ltd.	13,200	536,184
Weatherford International, Ltd. *	43,400	480,438

		1,016,622

Oil, Gas & Consumable Fuels 3.5%
Chevron Corp.	18,339	1,233,114
ConocoPhillips	20,444	800,587

		2,033,701

FINANCIALS 10.9%
Capital Markets 2.5%
Legg Mason, Inc.	90,031	1,431,493

Consumer Finance 5.7%
Visa, Inc., Class A	60,200	3,347,120

Diversified Financial Services 1.6%
MSCI, Inc., Class A *	54,000	913,140

Insurance 1.1%
Marsh & McLennan Cos.	32,200	652,050

HEALTH CARE 18.5%
Biotechnology 7.7%
Amgen, Inc. *	29,336	1,452,719
Biogen Idec, Inc. *	58,222	3,051,997

		4,504,716

Health Care Equipment & Supplies 2.6%
Medtronic, Inc.	26,380	777,419
Zimmer Holdings, Inc. *	20,232	738,468

		1,515,887

1

EVERGREEN VA OMEGA FUND SCHEDULE OF INVESTMENTS continued

March 31, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Providers & Services 1.5%
WellPoint, Inc. *	23,047	$875,094

Pharmaceuticals 6.7%
Bristol-Myers Squibb Co.	43,153	945,914
Merck & Co., Inc.	40,210	1,075,617
Novartis AG, ADR	49,625	1,877,314

		3,898,845

INDUSTRIALS 6.1%
Air Freight & Logistics 5.8%
Expeditors International of Washington, Inc.	87,300	2,469,717
United Parcel Service, Inc., Class B	18,000	885,960

		3,355,677

Industrial Conglomerates 0.3%
Tyco International, Ltd.	9,358	183,043

INFORMATION TECHNOLOGY 33.9%
Communications Equipment 5.5%
Cisco Systems, Inc. *	74,103	1,242,707
QUALCOMM, Inc.	50,587	1,968,340

		3,211,047

Internet Software & Services 7.8%
Bankrate, Inc. * ρ	57,983	1,446,676
Google, Inc., Class A *	8,886	3,092,861

		4,539,537

IT Services 1.3%
Automatic Data Processing, Inc.	21,687	762,515

Semiconductors & Semiconductor Equipment 8.3%
Altera Corp.	195,538	3,431,692
KLA-Tencor Corp.	5,725	114,500
Linear Technology Corp.	44,900	1,031,802
Texas Instruments, Inc.	15,108	249,433

		4,827,427

Software 11.0%
FactSet Research Systems, Inc. ρ	52,000	2,599,480
Microsoft Corp.	55,239	1,014,740
Oracle Corp. *	155,764	2,814,656

		6,428,876

Total Common Stocks (cost $70,103,332)		57,099,156

SHORT-TERM INVESTMENTS 13.3%
MUTUAL FUND SHARES 13.3%
BGI Prime Money Market Fund, Premium Shares, 0.40% q ρρ	461	461
BlackRock Liquidity TempFund, Institutional Class, 0.60% q ρρ	738,767	738,767
Evergreen Institutional Money Market Fund, Class I, 0.76% q ρρ ø	5,757,992	5,757,992
Evergreen Institutional U.S. Government Money Market Fund, Class I, 0.40% q ø	1,256,313	1,256,313
Morgan Stanley Institutional Liquidity Money Market Portfolio, Institutional Class, 0.09% q ρρ	3,106	3,106

Total Short-Term Investments (cost $7,756,639)		7,756,639

Total Investments (cost $77,859,971) 111.2%		64,855,795
Other Assets and Liabilities (11.2%)		(6,520,023)

Net Assets 100.0%		$58,335,772

2

EVERGREEN VA OMEGA FUND SCHEDULE OF INVESTMENTS continued

March 31, 2009 (unaudited)

*	Non-income producing security
ρ	All or a portion of this security is on loan.
q	Rate shown is the 7-day annualized yield at period end.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ADR	American Depository Receipt

On March 31, 2009, the aggregate cost of securities for federal income tax purposes was $78,108,858. The gross unrealized appreciation and depreciation on securities based on tax cost was $3,334,403 and $16,587,466, respectively, with a net unrealized depreciation of $13,253,063.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Valuation hierarchy

Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$64,855,795
Level 2 – Other Significant Observable Inputs	0
Level 3 – Significant Unobservable Inputs	0

Total	$64,855,795

3

EVERGREEN VA SPECIAL VALUES FUND SCHEDULE OF INVESTMENTS

March 31, 2009 (unaudited)
	Shares	Value

COMMON STOCKS 91.9%
CONSUMER DISCRETIONARY 10.8%
Auto Components 0.2%
Modine Manufacturing Co.	35,006	$87,515

Diversified Consumer Services 1.0%
Hillenbrand, Inc.	34,000	544,340

Hotels, Restaurants & Leisure 2.7%
DineEquity, Inc.	12,945	153,528
Interval Leisure Group, Inc. *	12,240	64,872
Ruby Tuesday, Inc. *	101,215	295,548
Wendy’s/Arby’s Group, Inc.	179,534	903,056

		1,417,004

Household Durables 3.1%
BLYTH, Inc.	35,925	938,720
Cavco Industries, Inc. *	15,671	369,836
Dixie Group, Inc. * +	40,900	44,990
Ethan Allen Interiors, Inc.	7,200	81,072
Tupperware Brands Corp.	11,000	186,890

		1,621,508

Internet & Catalog Retail 0.2%
HSN, Inc. *	14,440	74,221
Ticketmaster Entertainment, Inc. *	14,540	53,653

		127,874

Media 0.2%
A. H. Belo Corp., Ser. A	58,900	57,722
Journal Communications, Inc., Class A	75,303	56,477

		114,199

Specialty Retail 2.5%
AnnTaylor Stores Corp. *	16,700	86,840
Christopher & Banks Corp.	32,800	134,152
Foot Locker, Inc.	24,900	260,952
Genesco, Inc.	33,500	630,805
Men’s Wearhouse, Inc.	9,600	145,344
Zale Corp. *	27,360	53,352

		1,311,445

Textiles, Apparel & Luxury Goods 0.9%
Delta Apparel Co. *	15,300	66,249
Fossil, Inc. *	3,800	59,660
Kenneth Cole Productions, Inc., Class A	39,800	254,322
Maidenform Brands, Inc. *	7,000	64,120

		444,351

CONSUMER STAPLES 6.5%
Food & Staples Retailing 3.2%
Casey’s General Stores, Inc.	61,113	1,629,273
Winn-Dixie Stores, Inc. *	4,100	39,196

		1,668,469

Food Products 1.5%
American Italian Pasta Co., Class A *	17,800	619,618
TreeHouse Foods, Inc. *	6,466	186,156

		805,774

Household Products 0.6%
WD-40 Co.	11,900	287,266

1

EVERGREEN VA SPECIAL VALUES FUND SCHEDULE OF INVESTMENTS continued

March 31, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Personal Products 0.3%
Prestige Brands Holdings, Inc. *	34,600	$179,228

Tobacco 0.9%
Universal Corp.	15,500	463,760

ENERGY 4.2%
Energy Equipment & Services 2.2%
Atwood Oceanics, Inc. *	49,640	823,527
Carbo Ceramics, Inc.	3,600	102,384
Global Industries, Ltd. *	44,500	170,880
WSP Holdings, Ltd., ADR	23,400	85,644

		1,182,435

Oil, Gas & Consumable Fuels 2.0%
BioFuel Energy Corp. *	38,206	14,136
Mariner Energy, Inc. *	50,346	390,182
Rosetta Resources, Inc. *	21,962	108,712
Stone Energy Corp. *	12,100	40,293
Whiting Petroleum Corp. *	19,040	492,184

		1,045,507

FINANCIALS 26.0%
Capital Markets 3.3%
Deerfield Capital Corp.	13,753	13,753
Investment Technology Group, Inc. *	30,296	773,154
Knight Capital Group, Inc., Class A *	37,900	558,646
Kohlberg Capital Corp.	40,916	125,203
Virtus Investment Partners, Inc. *	3,175	20,669
Westwood Holdings Group, Inc. +	6,800	265,812

		1,757,237

Commercial Banks 11.2%
BancorpSouth, Inc. ρ	46,800	975,312
BOK Financial Corp.	9,200	317,860
First Citizens Bancshares, Inc., Class A	18,730	2,468,614
IBERIABANK Corp.	10,600	486,964
Sterling Bancshares, Inc.	47,300	309,342
SVB Financial Group *	8,600	172,086
UMB Financial Corp.	26,600	1,130,234

		5,860,412

Insurance 9.5%
Endurance Specialty Holdings, Ltd.	63,002	1,571,270
Flagstone Reinsurance Holdings, Ltd.	700	5,453
IPC Holdings, Ltd.	34,521	933,447
Stewart Information Services Corp.	59,680	1,163,760
Willis Group Holdings, Ltd.	59,332	1,305,304

		4,979,234

Thrifts & Mortgage Finance 2.0%
NewAlliance Bancshares, Inc.	89,328	1,048,711

HEALTH CARE 1.6%
Health Care Equipment & Supplies 0.6%
Hill-Rom Holdings, Inc.	13,300	131,537
ICU Medical, Inc. *	3,900	125,268
Syneron Medical, Ltd. *	10,700	63,451

		320,256

2

EVERGREEN VA SPECIAL VALUES FUND SCHEDULE OF INVESTMENTS continued

March 31, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Providers & Services 0.3%
AMN Healthcare Services, Inc. *	24,400	$124,440

Life Sciences Tools & Services 0.4%
Cambrex Corp. *	48,797	111,257
Varian, Inc. *	4,900	116,326

		227,583

Pharmaceuticals 0.3%
King Pharmaceuticals, Inc. *	20,300	143,521
Par Pharmaceutical Company, Inc. *	300	2,841

		146,362

INDUSTRIALS 15.5%
Aerospace & Defense 0.2%
GenCorp, Inc. *	46,048	97,622

Building Products 1.3%
Apogee Enterprises, Inc.	12,400	136,152
Quanex Building Products Corp.	67,238	511,009
Simpson Manufacturing Co.	2,200	39,644

		686,805

Commercial Services & Supplies 2.5%
ACCO Brands Corp. *	69,378	67,991
Courier Corp.	21,654	328,491
Ennis, Inc.	5,800	51,388
Viad Corp.	62,909	888,275

		1,336,145

Construction & Engineering 0.2%
Dycom Industries, Inc. *	16,500	95,535

Electrical Equipment 1.4%
Belden, Inc.	39,620	495,646
Franklin Electric Co., Inc.	11,200	247,856

		743,502

Machinery 5.8%
Circor International, Inc.	7,200	162,144
EnPro Industries, Inc. *	4,550	77,805
Kadant, Inc. * +	58,220	670,694
Mueller Industries, Inc.	97,904	2,123,538

		3,034,181

Professional Services 2.8%
Heidrick & Struggles International, Inc.	37,141	658,881
Korn/Ferry International *	45,882	415,691
Monster Worldwide, Inc. *	49,700	405,055

		1,479,627

Road & Rail 1.3%
Arkansas Best Corp.	35,594	676,998

INFORMATION TECHNOLOGY 17.8%
Communications Equipment 2.0%
Avocent Corp. *	7,700	93,478
Ciena Corp. *	33,210	258,374
CommScope, Inc. *	27,700	314,672
NETGEAR, Inc. *	21,200	255,460
Sycamore Networks, Inc. *	44,100	117,747

		1,039,731

3

EVERGREEN VA SPECIAL VALUES FUND SCHEDULE OF INVESTMENTS continued

March 31, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Computers & Peripherals 4.3%
Adaptec, Inc. *	182,600	$438,240
Electronics for Imaging, Inc. *	49,800	488,040
Imation Corp.	134,836	1,031,495
Quantum Corp. *	402,772	269,857
Silicon Graphics, Inc. *	13,636	5,591

		2,233,223

Electronic Equipment, Instruments & Components 2.4%
AVX Corp.	43,000	390,440
Benchmark Electronics, Inc. *	19,900	222,880
Celestica, Inc. *	20,900	74,404
Coherent, Inc. *	17,800	307,050
Orbotech, Ltd. *	54,900	208,071
Vishay Intertechnology, Inc. *	21,400	74,472

		1,277,317

Internet Software & Services 2.0%
EarthLink, Inc. *	18,400	120,888
IAC/InterActiveCorp.	60,650	923,700

		1,044,588

Semiconductors & Semiconductor Equipment 4.6%
ANADIGICS, Inc. *	25,800	53,406
ATMI, Inc. *	30,400	469,072
Cabot Microelectronics Corp. *	18,500	444,555
DSP Group, Inc. *	48,024	207,463
Exar Corp. *	72,825	454,428
Lattice Semiconductor Corp. *	222,439	306,966
Standard Microsystems Corp. *	18,840	350,424
Trident Microsystems, Inc. *	37,700	55,042
Zoran Corp. *	7,500	66,000

		2,407,356

Software 2.5%
Borland Software Corp. *	196,599	90,436
Corel Corp. * +	51,179	91,610
i2 Technologies, Inc. *	5,300	41,870
Kenexa Corp. *	17,600	94,864
Lawson Software, Inc. *	76,400	324,700
Mentor Graphics Corp. *	25,800	114,552
Novell, Inc. *	123,200	524,832
Progress Software Corp. *	1,900	32,984

		1,315,848

MATERIALS 4.1%
Chemicals 1.6%
A. Schulman, Inc.	34,090	461,919
American Pacific Corp. * +	22,200	114,996
Arch Chemicals, Inc.	5,744	108,906
Innospec, Inc.	19,402	73,146
Minerals Technologies, Inc.	2,800	89,740

		848,707

Paper & Forest Products 2.5%
Clearwater Paper Corp. *	4,800	38,544
Glatfelter	40,503	252,739

4

EVERGREEN VA SPECIAL VALUES FUND SCHEDULE OF INVESTMENTS continued

March 31, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Paper & Forest Products continued
Neenah Paper, Inc.	61,785	$224,280
Schweitzer-Mauduit International, Inc.	42,611	786,599

		1,302,162

UTILITIES 5.4%
Electric Utilities 4.7%
Allete, Inc. ρ	59,876	1,598,090
El Paso Electric Co. *	58,900	829,901

		2,427,991

Gas Utilities 0.7%
Atmos Energy Corp.	16,400	379,168

Total Common Stocks (cost $80,938,771)		48,191,416

SHORT-TERM INVESTMENTS 9.7%
MUTUAL FUND SHARES 9.7%
BGI Prime Money Market Fund, Premium Shares, 0.40% q ρρ	60	60
BlackRock Liquidity TempFund, Institutional Class, 0.60% q ρρ	96,108	96,108
Evergreen Institutional Money Market Fund, Class I, 0.76% q ø ρρ	4,971,907	4,971,907
Morgan Stanley Institutional Liquidity Fund Money Market Portfolio, Institutional Class, 0.09% q ρρ	616	616

Total Short-Term Investments (cost $5,068,691)		5,068,691

Total Investments (cost $86,007,462) 101.6%		53,260,107
Other Assets and Liabilities (1.6%)		(857,384)

Net Assets 100.0%		$52,402,723

*	Non-income producing security
+	Security is deemed illiquid.
ρ	All or a portion of this security is on loan.
q	Rate shown is the 7-day annualized yield at period end.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

ADR	American Depository Receipt

On March 31, 2009, the aggregate cost of securities for federal income tax purposes was $87,318,568 gross unrealized appreciation and depreciation on securities based on tax cost was $703,814 and $34,762,275, respectively, with a net unrealized depreciation of $34,058,461.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Valuation hierarchy

Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

5

EVERGREEN VA SPECIAL VALUES FUND SCHEDULE OF INVESTMENTS continued

March 31, 2009 (unaudited)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$53,260,107
Level 2 – Other Significant Observable Inputs	0
Level 3 – Significant Unobservable Inputs	0

Total	$53,260,107

6

Item 2 - Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Variable Annuity Trust

By:	/s/ W. Douglas Munn
W. Douglas Munn
Principal Executive Officer

Date: May 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Munn
W. Douglas Munn
Principal Executive Officer

Date: May 26, 2009

By:	/s/ Jeremy DePalma
Jeremy DePalma
Principal Financial Officer

Date: May 26, 2009